JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT C

Annual Report

To

Contract Owners

December 31, 2022

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account C (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

Alger Portfolios

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Alliance Var Products Series

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

Allspring Variable Trust

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

American Century Variable Port

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

Amundi Pioneer Asset Mgmnt

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY Mellon Funds

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Columbia Variable Portfolio

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)(1)

Federated Hermes Ins Series

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Guggenheim Variable Trust

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Invesco V. I.

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Janus Aspen Series

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)

LMPV Equity Trust

LMCBV Aggressive Growth I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

LMPV Income Trust

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

Neuberger Berman Adv Mgt Trust

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

Northern Lights Variable Trust

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Royce Capital Fund

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

Third Avenue Variable Series

Third Avenue Value (TAVV)

VanEck VIP

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	101,385	$2,432,028	$1,438,659	$1	$1,438,660	$-	$1,438,660	$1,438,660	$-	$1,438,660
ALCAI2	98,359	7,945,358	5,375,343	1	5,375,344	-	5,375,344	5,375,344	-	5,375,344
ALCGI2	28,485	1,913,834	1,340,210	1	1,340,211	-	1,340,211	1,340,211	-	1,340,211
ALMGI2	48,300	1,067,084	660,745	-	660,745	2	660,743	660,743	-	660,743
ALVGIA	3,385	102,637	98,158	-	98,158	-	98,158	98,158	-	98,158
SVDF	30,885	850,560	525,968	-	525,968	1	525,967	525,967	-	525,967
SVOF	36,359	899,140	811,543	-	811,543	-	811,543	811,543	-	811,543
ACVB	24,568	177,940	164,603	1	164,604	-	164,604	164,604	-	164,604
ACVI	44,378	480,551	422,925	-	422,925	-	422,925	422,925	-	422,925
ACVIG	22,919	208,081	164,328	-	164,328	-	164,328	164,328	-	164,328
ACVIP2	2,681	27,270	25,119	-	25,119	-	25,119	25,119	-	25,119
ACVLVI	1,407	24,660	25,440	-	25,440	-	25,440	25,440	-	25,440
ACVU1	7,557	177,961	146,144	1	146,145	-	146,145	146,145	-	146,145
ACVV	84,435	849,370	1,051,219	1	1,051,220	-	1,051,220	1,051,220	-	1,051,220
PIHYB2	2,018	18,547	15,677	-	15,677	1	15,676	15,676	-	15,676
PIVEI2	7,191	106,690	111,105	-	111,105	-	111,105	111,105	-	111,105
PIVF2	12,014	184,719	158,463	-	158,463	1	158,462	158,462	-	158,462
PIVMV2	3,964	51,550	44,876	-	44,876	-	44,876	44,876	-	44,876
PIVSI2	4,349	44,170	36,923	-	36,923	-	36,923	36,923	-	36,923
DSIF	163,279	8,057,755	9,439,171	-	9,439,171	-	9,439,171	9,414,306	24,865	9,439,171
DSRG	53,692	2,014,062	2,240,576	-	2,240,576	1	2,240,575	2,240,575	-	2,240,575
DVSCS	23,902	441,464	412,544	1	412,545	-	412,545	412,545	-	412,545
CLVGT2	14,037	270,948	246,346	-	246,346	-	246,346	246,346	-	246,346
FHIB	54,740	345,624	292,312	-	292,312	-	292,312	292,312	-	292,312
FVK2S	15,479	283,779	212,520	-	212,520	-	212,520	212,520	-	212,520
FVU2	12,580	126,851	106,423	-	106,423	-	106,423	106,423	-	106,423
GVR2XS	1,031	174,179	126,201	-	126,201	1	126,200	126,200	-	126,200
GVRUGM	3,459	3,459	3,459	-	3,459	-	3,459	3,459	-	3,459
RAF	57	1,497	1,460	-	1,460	-	1,460	1,460	-	1,460
RBF	1,557	144,301	123,547	1	123,548	-	123,548	123,548	-	123,548
RBKF	29	3,389	2,765	1	2,766	-	2,766	2,766	-	2,766
RBMF	1,306	103,006	121,738	-	121,738	-	121,738	121,738	-	121,738
RCPF	1,886	122,405	135,720	1	135,721	-	135,721	135,721	-	135,721
RELF	83	15,295	11,249	-	11,249	-	11,249	11,249	-	11,249
RENF	2,014	408,742	506,873	-	506,873	-	506,873	506,873	-	506,873
RESF	557	151,114	175,257	1	175,258	-	175,258	175,258	-	175,258
RFSF	285	23,487	23,897	2	23,899	-	23,899	23,899	-	23,899

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RHCF	1,669	112,493	134,120	-	134,120	1	134,119	134,119	-	134,119
RINF	1	56	44	-	44	-	44	44	-	44
RJNF	-	7	8	-	8	-	8	8	-	8
RLCE	55	5,520	5,955	-	5,955	-	5,955	5,955	-	5,955
RLCJ	64	5,621	3,720	2	3,722	-	3,722	3,722	-	3,722
RLF	2	176	156	-	156	1	155	155	-	155
RMED	234	46,721	40,719	-	40,719	-	40,719	40,719	-	40,719
RMEK	653	50,433	38,022	-	38,022	-	38,022	38,022	-	38,022
RNF	102	18,274	12,164	2	12,166	-	12,166	12,166	-	12,166
ROF	15,388	655,331	712,176	-	712,176	-	712,176	712,176	-	712,176
RPMF	11,120	468,304	405,550	-	405,550	1	405,549	405,549	-	405,549
RREF	452	16,742	15,693	1	15,694	-	15,694	15,694	-	15,694
RRF	1	110	117	-	117	1	116	116	-	116
RTEC	259	35,095	31,680	-	31,680	-	31,680	31,680	-	31,680
RTF	1,242	397,493	293,163	1	293,164	-	293,164	293,164	-	293,164
RTRF	2	125	112	-	112	-	112	112	-	112
RUF	14	512	509	-	509	1	508	508	-	508
RUGB	153	6,435	3,419	-	3,419	1	3,418	3,418	-	3,418
RUTL	2,267	66,559	78,546	-	78,546	-	78,546	78,546	-	78,546
RVARS	37	916	941	-	941	-	941	941	-	941
RVCMD	1,548	175,293	157,185	-	157,185	1	157,184	157,184	-	157,184
RVF	14,464	1,895,794	876,207	-	876,207	1	876,206	876,206	-	876,206
RVIDD	375	22,045	17,990	-	17,990	1	17,989	17,989	-	17,989
RVIMC	-	12	5	-	5	-	5	5	-	5
RVLCG	5,723	265,490	238,077	-	238,077	-	238,077	238,077	-	238,077
RVLCV	521	29,266	27,514	-	27,514	2	27,512	27,512	-	27,512
RVLDD	626	122,289	97,830	-	97,830	-	97,830	97,830	-	97,830
RVMCG	525	17,977	15,048	2	15,050	-	15,050	15,050	-	15,050
RVMCV	14	545	546	-	546	1	545	545	-	545
RVSCG	236	14,015	9,816	-	9,816	1	9,815	9,815	-	9,815
RVSDL	-	6	4	1	5	-	5	5	-	5
RVWDL	-	14	9	-	9	1	8	8	-	8
AVGI	3,125	99,665	76,719	-	76,719	-	76,719	76,719	-	76,719
AVHY1	26,482	138,838	119,171	-	119,171	-	119,171	86,506	32,665	119,171
IVDDI	6,211	155,228	155,221	-	155,221	1	155,220	155,220	-	155,220
IVGMMI	1,224,325	1,224,325	1,224,325	-	1,224,325	-	1,224,325	1,224,323	2	1,224,325
IVHS	2,436	63,964	61,260	-	61,260	-	61,260	61,260	-	61,260

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IVMCC2	3,311	36,574	27,248	-	27,248	1	27,247	27,247	-	27,247
IVRE	40,780	668,502	531,777	-	531,777	-	531,777	531,777	-	531,777
IVT	9,022	191,393	113,586	-	113,586	-	113,586	113,586	-	113,586
JABIN	24,412	839,054	977,681	1	977,682	-	977,682	977,682	-	977,682
JAEI	78,424	5,357,214	5,456,712	2	5,456,714	-	5,456,714	5,456,714	-	5,456,714
JAFRIN	10,086	434,623	341,807	-	341,807	-	341,807	341,807	-	341,807
JAGRIN	104,450	3,886,202	5,224,568	-	5,224,568	-	5,224,568	5,224,568	-	5,224,568
JAIG	24,734	752,056	952,735	-	952,735	-	952,735	952,735	-	952,735
JARIN	139,165	4,715,070	4,394,818	1	4,394,819	-	4,394,819	4,372,579	22,240	4,394,819
JMCVIN	3,938	62,419	64,422	-	64,422	-	64,422	64,422	-	64,422
LZREMS	19,581	397,927	350,891	1	350,892	-	350,892	350,892	-	350,892
LZRIES	5,608	52,097	44,584	-	44,584	-	44,584	44,584	-	44,584
LZRUSM	35,943	540,776	441,023	1	441,024	-	441,024	441,024	-	441,024
LPVCAI	763	18,934	11,652	-	11,652	-	11,652	11,652	-	11,652
LPVCII	2,486	47,548	52,647	1	52,648	-	52,648	52,648	-	52,648
LVCLGI	5,295	143,042	143,328	1	143,329	-	143,329	143,329	-	143,329
SBVHY	8,666	63,534	50,088	-	50,088	1	50,087	50,087	-	50,087
LOVCDG	31,642	501,609	470,204	-	470,204	1	470,203	470,203	-	470,203
LOVGI	15,475	540,356	507,585	-	507,585	-	507,585	507,585	-	507,585
AMCG	442	11,218	9,962	-	9,962	-	9,962	9,962	-	9,962
AMRI	2,902	40,772	44,110	-	44,110	1	44,109	44,109	-	44,109
AMSRS	16,730	438,675	448,364	-	448,364	-	448,364	448,364	-	448,364
AMTB	20,306	220,262	193,720	2	193,722	-	193,722	193,722	-	193,722
NOVPDI	190,528	3,182,945	2,817,904	-	2,817,904	-	2,817,904	2,805,261	12,643	2,817,904
NOVPM	1,953,922	46,981,304	39,938,172	1	39,938,173	-	39,938,173	39,730,282	207,891	39,938,173
PMVAAA	3,178	33,168	27,391	-	27,391	-	27,391	27,391	-	27,391
PMVEBA	2,385	30,809	23,965	-	23,965	-	23,965	23,965	-	23,965
PMVFHA	429	4,657	4,078	-	4,078	-	4,078	4,078	-	4,078
PMVGBA	2,346	26,458	22,173	-	22,173	-	22,173	22,173	-	22,173
PMVHYA	5,875	45,893	39,773	-	39,773	-	39,773	39,773	-	39,773
PMVLDA	6,358	64,961	60,273	-	60,273	-	60,273	60,273	-	60,273
PMVLGA	22,711	285,552	177,829	1	177,830	-	177,830	177,830	-	177,830
PMVRRA	32,402	408,982	372,619	-	372,619	-	372,619	372,619	-	372,619
PMVRSA	3	25	19	1	20	-	20	20	-	20
PMVTRA	53,319	591,589	478,801	-	478,801	-	478,801	478,801	-	478,801
PVSTA	1,091	11,263	11,021	-	11,021	-	11,021	11,021	-	11,021
ROCMC	34,958	336,595	269,873	-	269,873	1	269,872	269,872	-	269,872

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ROCSC	31,668	254,739	264,741	1	264,742	-	264,742	264,742	-	264,742
TAVV	14,519	226,851	307,232	-	307,232	-	307,232	307,232	-	307,232
VWBF	1,643	13,385	11,730	-	11,730	1	11,729	11,729	-	11,729
VWEM	31,851	405,160	277,107	1	277,108	-	277,108	277,108	-	277,108
VWHA	5,131	127,909	145,659	1	145,660	-	145,660	145,660	-	145,660

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AASCO	ALCAI2	ALCGI2	ALMGI2	ALVGIA	SVDF	SVOF	ACVB
Reinvested dividends	$-	-	-	-	1,379	-	-	2,201
Mortality and expense risk charges (note 2)	(18,208)	(65,493)	(16,297)	(7,693)	(988)	(6,110)	(8,633)	(1,859)

Net investment income (loss)	(18,208)	(65,493)	(16,297)	(7,693)	391	(6,110)	(8,633)	342

Realized gain (loss) on investments	(100,711)	(3,684)	(57)	11,635	990	(702)	2,539	(1,110)
Change in unrealized gain (loss) on investments	(1,163,792)	(3,712,037)	(943,298)	(420,473)	(22,568)	(545,345)	(385,611)	(69,008)

Net gain (loss) on investments	(1,264,503)	(3,715,721)	(943,355)	(408,838)	(21,578)	(546,047)	(383,072)	(70,118)

Reinvested capital gains	265,115	482,971	74,974	23,814	15,695	206,796	167,469	29,765

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,017,596)	(3,298,243)	(884,678)	(392,717)	(5,492)	(345,361)	(224,236)	(40,011)

Investment Activity*:	ACVI	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	PIHYB2	PIVEI2
Reinvested dividends	$6,893	3,045	1,362	439	-	22,609	785	1,812
Mortality and expense risk charges (note 2)	(4,648)	(1,715)	(273)	(201)	(1,887)	(10,892)	(163)	(1,184)

Net investment income (loss)	2,245	1,330	1,089	238	(1,887)	11,717	622	628

Realized gain (loss) on investments	(2,585)	1,108	89	221	2,666	109,066	(32)	(8,588)
Change in unrealized gain (loss) on investments	(229,319)	(69,619)	(5,498)	(1,350)	(103,083)	(215,447)	(2,792)	(17,704)

Net gain (loss) on investments	(231,904)	(68,511)	(5,409)	(1,129)	(100,417)	(106,381)	(2,824)	(26,292)

Reinvested capital gains	72,557	40,897	151	774	20,327	86,620	-	14,378

Net increase (decrease) in contract owners’ equity resulting from operations	$(157,102)	(26,284)	(4,169)	(117)	(81,977)	(8,044)	(2,202)	(11,286)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PIVF2	PIVMV2	PIVSI2	DSIF	DSRG	DVSCS	CLVGT2	FHIB
Reinvested dividends	$700	622	1,550	137,272	14,123	3,529	-	16,943
Mortality and expense risk charges (note 2)	(1,740)	(445)	(544)	(102,061)	(25,997)	(3,829)	(2,823)	(3,054)

Net investment income (loss)	(1,040)	177	1,006	35,211	(11,874)	(300)	(2,823)	13,889

Realized gain (loss) on investments	1,407	(831)	(3,573)	325,156	40,202	(1,770)	552	(2,618)
Change in unrealized gain (loss) on investments	(68,964)	(20,879)	(8,032)	(3,511,913)	(996,785)	(125,292)	(189,665)	(54,254)

Net gain (loss) on investments	(67,557)	(21,710)	(11,605)	(3,186,757)	(956,583)	(127,062)	(189,113)	(56,872)

Reinvested capital gains	27,169	18,377	2,405	876,328	193,430	47,259	73,409	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,428)	(3,156)	(8,194)	(2,275,218)	(775,027)	(80,103)	(118,527)	(42,983)

Investment Activity*:	FVK2S	FVU2	GVR2XS	GVRUGM	RAF	RBF	RBKF	RBMF
Reinvested dividends	$-	2,129	-	27	-	-	48	732
Mortality and expense risk charges (note 2)	(2,377)	(1,165)	(1,428)	(39)	(71)	(1,227)	(30)	(1,286)

Net investment income (loss)	(2,377)	964	(1,428)	(12)	(71)	(1,227)	18	(554)

Realized gain (loss) on investments	(6,918)	4,066	824	-	(2,879)	110	(4)	1,515
Change in unrealized gain (loss) on investments	(125,263)	(51,763)	(85,056)	-	(37)	(28,923)	(614)	(17,816)

Net gain (loss) on investments	(132,181)	(47,697)	(84,232)	-	(2,916)	(28,813)	(618)	(16,301)

Reinvested capital gains	32,958	26,697	-	-	-	9,340	-	2,425

Net increase (decrease) in contract owners’ equity resulting from operations	$(101,600)	(20,036)	(85,660)	(12)	(2,987)	(20,700)	(600)	(14,430)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RCPF	RELF	RENF	RESF	RFSF	RHCF	RINF	RJNF
Reinvested dividends	$953	-	5,472	-	151	-	-	-
Mortality and expense risk charges (note 2)	(1,344)	(230)	(4,198)	(1,685)	(261)	(1,338)	(4)	(3)

Net investment income (loss)	(391)	(230)	1,274	(1,685)	(110)	(1,338)	(4)	(3)

Realized gain (loss) on investments	157	(2,773)	15,923	(1,193)	836	1,594	(1,209)	(152)
Change in unrealized gain (loss) on investments	(10,109)	(9,221)	114,060	39,571	(8,558)	(27,081)	550	4

Net gain (loss) on investments	(9,952)	(11,994)	129,983	38,378	(7,722)	(25,487)	(659)	(148)

Reinvested capital gains	7,703	729	-	-	2,054	7,249	6	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,640)	(11,495)	131,257	36,693	(5,778)	(19,576)	(657)	(151)

Investment Activity*:	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF
Reinvested dividends	$-	-	-	-	-	60	-	2,043
Mortality and expense risk charges (note 2)	(58)	(44)	(1)	(436)	(432)	(156)	(8,607)	(4,212)

Net investment income (loss)	(58)	(44)	(1)	(436)	(432)	(96)	(8,607)	(2,169)

Realized gain (loss) on investments	4	(8)	-	(7)	87	(799)	32,488	(6,472)
Change in unrealized gain (loss) on investments	(910)	(2,820)	(60)	(15,303)	(19,322)	(8,066)	(444,232)	(50,500)

Net gain (loss) on investments	(906)	(2,828)	(60)	(15,310)	(19,235)	(8,865)	(411,744)	(56,972)

Reinvested capital gains	-	-	-	2,766	-	1,688	29,631	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(964)	(2,872)	(61)	(12,980)	(19,667)	(7,273)	(390,720)	(59,141)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RREF	RRF	RTEC	RTF	RTRF	RUF	RUGB	RUTL
Reinvested dividends	$253	-	-	-	-	-	165	691
Mortality and expense risk charges (note 2)	(246)	(1)	(371)	(3,609)	(1)	(5)	(121)	(736)

Net investment income (loss)	7	(1)	(371)	(3,609)	(1)	(5)	44	(45)

Realized gain (loss) on investments	984	1	112	21,106	-	(953)	(7,473)	196
Change in unrealized gain (loss) on investments	(10,240)	(46)	(20,965)	(288,486)	(77)	994	308	(1,571)

Net gain (loss) on investments	(9,256)	(45)	(20,853)	(267,380)	(77)	41	(7,165)	(1,375)

Reinvested capital gains	1,380	3	2,717	69,671	16	-	-	555

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,869)	(43)	(18,507)	(201,318)	(62)	36	(7,121)	(865)

Investment Activity*:	RVARS	RVCMD	RVF	RVIDD	RVISC	RVLCG	RVLCV	RVLDD
Reinvested dividends	$7	10,486	-	-	-	-	270	-
Mortality and expense risk charges (note 2)	(7)	(1,538)	(15,271)	(195)	-	(2,606)	(291)	(1,024)

Net investment income (loss)	-	8,948	(15,271)	(195)	-	(2,606)	(21)	(1,024)

Realized gain (loss) on investments	2	10,913	(35,147)	(304)	(48)	1,813	774	(1,219)
Change in unrealized gain (loss) on investments	(40)	(19,203)	(1,953,615)	1,145	-	(140,769)	(4,509)	(29,665)

Net gain (loss) on investments	(38)	(8,290)	(1,988,762)	841	(48)	(138,956)	(3,735)	(30,884)

Reinvested capital gains	6	-	235,411	-	-	43,235	2,876	5,144

Net increase (decrease) in contract owners’ equity resulting from operations	$(32)	658	(1,768,622)	646	(48)	(98,327)	(880)	(26,764)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RVMCG	RVMCV	RVSCG	RVSDL	RVWDL	AVGI	AVHY1	IVDDI
Reinvested dividends	$-	-	-	-	-	784	5,707	3,137
Mortality and expense risk charges (note 2)	(161)	(1)	(111)	(1)	-	(853)	(1,035)	(1,653)

Net investment income (loss)	(161)	(1)	(111)	(1)	-	(69)	4,672	1,484

Realized gain (loss) on investments	(60)	-	(69)	(74)	-	(1,367)	(596)	830
Change in unrealized gain (loss) on investments	(7,570)	1	(6,171)	(1)	(2)	(33,486)	(15,943)	(27,084)

Net gain (loss) on investments	(7,630)	1	(6,240)	(75)	(2)	(34,853)	(16,539)	(26,254)

Reinvested capital gains	3,159	-	1,932	-	-	13,330	-	20,583

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,632)	-	(4,419)	(76)	(2)	(21,592)	(11,867)	(4,187)

Investment Activity*:	IVGMMI	IVHS	IVMCC2	IVRE	IVT	JABIN	JAEI	JAFRIN
Reinvested dividends	$18,202	-	20	17,464	-	12,803	11,577	750
Mortality and expense risk charges (note 2)	(12,989)	(604)	(281)	(5,958)	(1,385)	(10,204)	(57,538)	(4,036)

Net investment income (loss)	5,213	(604)	(261)	11,506	(1,385)	2,599	(45,961)	(3,286)

Realized gain (loss) on investments	-	38	(57)	(1,407)	246	4,308	80,333	318
Change in unrealized gain (loss) on investments	-	(17,975)	(10,822)	(193,199)	(128,793)	(241,158)	(2,106,062)	(247,743)

Net gain (loss) on investments	-	(17,937)	(10,879)	(194,606)	(128,547)	(236,850)	(2,025,729)	(247,425)

Reinvested capital gains	-	8,451	6,212	-	52,526	32,109	936,399	61,880

Net increase (decrease) in contract owners’ equity resulting from operations	$5,213	(10,090)	(4,928)	(183,100)	(77,406)	(202,142)	(1,135,291)	(188,831)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	JAGRIN	JAIG	JARIN	JMCVIN	LZREMS	LZRIES	LZRUSM	LPVCAI
Reinvested dividends	$59,216	16,899	7,922	853	12,307	1,611	-	60
Mortality and expense risk charges (note 2)	(57,026)	(9,580)	(50,749)	(650)	(3,694)	(518)	(4,739)	(130)

Net investment income (loss)	2,190	7,319	(42,827)	203	8,613	1,093	(4,739)	(70)

Realized gain (loss) on investments	158,969	4,691	115,000	203	(2,039)	1,978	(3,443)	(52)
Change in unrealized gain (loss) on investments	(2,198,587)	(114,139)	(3,013,723)	(9,838)	(73,546)	(17,892)	(205,583)	(5,832)

Net gain (loss) on investments	(2,039,618)	(109,448)	(2,898,723)	(9,635)	(75,585)	(15,914)	(209,026)	(5,884)

Reinvested capital gains	631,719	-	916,031	4,961	-	4,953	122,601	1,612

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,405,709)	(102,129)	(2,025,519)	(4,471)	(66,972)	(9,868)	(91,164)	(4,342)

Investment Activity*:	LPVCII	LVCLGI	SBVHY	LOVCDG	LOVGI	AMCG	AMRI	AMSRS
Reinvested dividends	$756	-	3,466	4,149	6,829	-	274	2,098
Mortality and expense risk charges (note 2)	(488)	(1,680)	(504)	(4,775)	(5,181)	(109)	(559)	(4,724)

Net investment income (loss)	268	(1,680)	2,962	(626)	1,648	(109)	(285)	(2,626)

Realized gain (loss) on investments	275	1,374	(156)	1,886	2,790	25	3,860	896
Change in unrealized gain (loss) on investments	(9,508)	(84,044)	(11,011)	(148,850)	(105,627)	(6,095)	(16,080)	(149,263)

Net gain (loss) on investments	(9,233)	(82,670)	(11,167)	(146,964)	(102,837)	(6,070)	(12,220)	(148,367)

Reinvested capital gains	4,494	11,384	-	68,781	41,546	2,022	6,719	44,565

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,471)	(72,966)	(8,205)	(78,809)	(59,643)	(4,157)	(5,786)	(106,428)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AMTB	NOVPDI	NOVPM	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA
Reinvested dividends	$7,593	42,528	-	2,223	1,221	64	431	2,469
Mortality and expense risk charges (note 2)	(1,968)	(30,334)	(359,619)	(285)	(254)	(42)	(294)	(490)

Net investment income (loss)	5,625	12,194	(359,619)	1,938	967	22	137	1,979

Realized gain (loss) on investments	(498)	(7,083)	1,068,387	(36)	(1,617)	(4)	(2,706)	(1,219)
Change in unrealized gain (loss) on investments	(17,859)	(375,695)	(21,729,621)	(8,213)	(4,513)	(525)	(1,877)	(6,747)

Net gain (loss) on investments	(18,357)	(382,778)	(20,661,234)	(8,249)	(6,130)	(529)	(4,583)	(7,966)

Reinvested capital gains	-	-	8,427,336	2,317	-	2	431	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,732)	(370,584)	(12,593,517)	(3,994)	(5,163)	(505)	(4,015)	(5,987)

Investment Activity*:	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA	ROCMC	ROCSC
Reinvested dividends	$1,267	3,710	27,493	2,517	13,244	277	-	1,050
Mortality and expense risk charges (note 2)	(778)	(1,805)	(3,936)	(84)	(5,060)	(177)	(2,794)	(2,609)

Net investment income (loss)	489	1,905	23,557	2,433	8,184	100	(2,794)	(1,559)

Realized gain (loss) on investments	(2,405)	(4,545)	210	(6,739)	(2,640)	(198)	1,547	100
Change in unrealized gain (loss) on investments	(3,802)	(63,823)	(78,420)	(5)	(91,566)	(187)	(168,489)	(32,367)

Net gain (loss) on investments	(6,207)	(68,368)	(78,210)	(6,744)	(94,206)	(385)	(166,942)	(32,267)

Reinvested capital gains	-	-	-	-	-	31	87,740	4,729

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,718)	(66,463)	(54,653)	(4,311)	(86,022)	(254)	(81,996)	(29,097)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	TAVV	VWBF	VWEM	VWHA
Reinvested dividends	$4,498	507	829	1,917
Mortality and expense risk charges (note 2)	(2,955)	(114)	(2,975)	(1,259)

Net investment income (loss)	1,543	393	(2,146)	658

Realized gain (loss) on investments	3,612	(92)	(3,240)	3,649
Change in unrealized gain (loss) on investments	35,697	(1,351)	(148,987)	1,973

Net gain (loss) on investments	39,309	(1,443)	(152,227)	5,622

Reinvested capital gains	-	-	57,548	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,852	(1,050)	(96,825)	6,280

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AASCO		ALCAI2		ALCGI2		ALMGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(18,208)	(30,864)	(65,493)	(85,990)	(16,297)	(24,859)	(7,693)	(11,229)
Realized gain (loss) on investments	(100,711)	22,859	(3,684)	128,501	(57)	275,177	11,635	37,332
Change in unrealized gain (loss) on investments	(1,163,792)	(1,120,157)	(3,712,037)	(527,115)	(943,298)	(486,381)	(420,473)	(372,997)
Reinvested capital gains	265,115	919,514	482,971	1,880,048	74,974	507,109	23,814	380,104

Net increase (decrease) in contract owners’ equity resulting from operations	(1,017,596)	(208,648)	(3,298,243)	1,395,444	(884,678)	271,046	(392,717)	33,210

Equity transactions:
Purchase payments received from contract owners (note 4)	10,795	13,604	97,453	97,404	10,435	9,660	5,077	4,416
Transfers between funds	(189,550)	68,329	(159,397)	28,229	(6,210)	(40,463)	11,165	21,192
Redemptions (notes 2, 3, and 4)	(154,323)	(46,171)	(352,540)	(310,821)	(52,309)	(543,980)	(35,442)	(49,458)
Adjustments to maintain reserves	-	(6)	1	(1)	2	(8)	-	(1)

Net equity transactions	(333,078)	35,756	(414,483)	(185,189)	(48,082)	(574,791)	(19,200)	(23,851)

Net change in contract owners’ equity	(1,350,674)	(172,892)	(3,712,726)	1,210,255	(932,760)	(303,745)	(411,917)	9,359
Contract owners’ equity at beginning of period	2,789,334	2,962,226	9,088,070	7,877,815	2,272,971	2,576,716	1,072,660	1,063,301

Contract owners’ equity at end of period	$1,438,660	2,789,334	5,375,344	9,088,070	1,340,211	2,272,971	660,743	1,072,660

CHANGE IN UNITS:
Beginning units	382,779	378,067	369,621	377,880	256,136	321,517	110,030	112,524
Units purchased	2,108	10,435	6,640	9,845	6,580	5,680	3,723	4,461
Units redeemed	(63,185)	(5,723)	(28,395)	(18,104)	(14,055)	(71,061)	(6,666)	(6,955)

Ending units	321,702	382,779	347,866	369,621	248,661	256,136	107,087	110,030

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVGIA		SVDF		SVOF		ACVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$391	(142)	(6,110)	(9,709)	(8,633)	(9,226)	342	(564)
Realized gain (loss) on investments	990	1,759	(702)	14,999	2,539	11,224	(1,110)	578
Change in unrealized gain (loss) on investments	(22,568)	19,225	(545,345)	(136,584)	(385,611)	151,045	(69,008)	18,581
Reinvested capital gains	15,695	-	206,796	72,402	167,469	48,484	29,765	9,175

Net increase (decrease) in contract owners’ equity resulting from operations	(5,492)	20,842	(345,361)	(58,892)	(224,236)	201,527	(40,011)	27,770

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	6,267	6,706	9,231	9,812	1,080	1,030
Transfers between funds	(2,898)	15,796	(24,449)	6,092	(2,707)	(5,391)	155	5,137
Redemptions (notes 2, 3, and 4)	(3,029)	(2,010)	(18,676)	(17,155)	(12,188)	(37,617)	(18,393)	(40)
Adjustments to maintain reserves	(2)	1	(2)	(20)	1	(3)	-	(9)

Net equity transactions	(5,929)	13,787	(36,860)	(4,377)	(5,663)	(33,199)	(17,158)	6,118

Net change in contract owners’ equity	(11,421)	34,629	(382,221)	(63,269)	(229,899)	168,328	(57,169)	33,888
Contract owners’ equity at beginning of period	109,579	74,950	908,188	971,457	1,041,442	873,114	221,773	187,885

Contract owners’ equity at end of period	$98,158	109,579	525,967	908,188	811,543	1,041,442	164,604	221,773

CHANGE IN UNITS:
Beginning units	28,167	24,445	13,524	13,600	107,158	110,982	7,654	7,432
Units purchased	86	6,123	156	393	1,932	3,010	80	267
Units redeemed	(1,653)	(2,401)	(951)	(469)	(2,590)	(6,834)	(799)	(45)

Ending units	26,600	28,167	12,729	13,524	106,500	107,158	6,935	7,654

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVI		ACVIG		ACVIP2		ACVLVI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,245	(5,109)	1,330	173	1,089	640	238	56
Realized gain (loss) on investments	(2,585)	7,190	1,108	4,723	89	371	221	168
Change in unrealized gain (loss) on investments	(229,319)	25,368	(69,619)	4,591	(5,498)	490	(1,350)	1,456
Reinvested capital gains	72,557	16,801	40,897	26,073	151	-	774	-

Net increase (decrease) in contract owners’ equity resulting from operations	(157,102)	44,250	(26,284)	35,560	(4,169)	1,501	(117)	1,680

Equity transactions:
Purchase payments received from contract owners (note 4)	7,407	10,994	-	-	-	33	4,200	2,964
Transfers between funds	(31,726)	4,524	(1,713)	3,500	(154)	15	8,231	3,946
Redemptions (notes 2, 3, and 4)	(8,996)	(7,421)	(3,861)	(3,813)	(1,524)	(4,194)	(784)	-
Adjustments to maintain reserves	(1)	(1)	(1)	1	(1)	(3)	1	(1)

Net equity transactions	(33,316)	8,096	(5,575)	(312)	(1,679)	(4,149)	11,648	6,909

Net change in contract owners’ equity	(190,418)	52,346	(31,859)	35,248	(5,848)	(2,648)	11,531	8,589
Contract owners’ equity at beginning of period	613,343	560,997	196,187	160,939	30,967	33,615	13,909	5,320

Contract owners’ equity at end of period	$422,925	613,343	164,328	196,187	25,119	30,967	25,440	13,909

CHANGE IN UNITS:
Beginning units	169,610	167,030	49,703	49,915	1,826	2,085	649	299
Units purchased	2,605	6,497	1,090	3,899	-	178	590	409
Units redeemed	(15,225)	(3,917)	(2,607)	(4,111)	(105)	(437)	(37)	(59)

Ending units	156,990	169,610	48,186	49,703	1,721	1,826	1,202	649

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVU1		ACVV		PIHYB2		PIVEI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,887)	(2,240)	11,717	8,284	622	680	628	275
Realized gain (loss) on investments	2,666	3,902	109,066	24,376	(32)	(12)	(8,588)	(1,185)
Change in unrealized gain (loss) on investments	(103,083)	27,971	(215,447)	182,757	(2,792)	85	(17,704)	26,313
Reinvested capital gains	20,327	14,542	86,620	-	-	-	14,378	-

Net increase (decrease) in contract owners’ equity resulting from operations	(81,977)	44,175	(8,044)	215,417	(2,202)	753	(11,286)	25,403

Equity transactions:
Purchase payments received from contract owners (note 4)	4,200	3,966	17,210	17,203	-	-	3,690	2,992
Transfers between funds	(12,860)	(8,504)	50,599	34,328	-	-	(13,693)	(1,187)
Redemptions (notes 2, 3, and 4)	(8,140)	(1,550)	(159,475)	(18,539)	-	-	-	-
Adjustments to maintain reserves	-	17	1	1	-	(4)	-	2

Net equity transactions	(16,800)	(6,071)	(91,665)	32,993	-	(4)	(10,003)	1,807

Net change in contract owners’ equity	(98,777)	38,104	(99,709)	248,410	(2,202)	749	(21,289)	27,210
Contract owners’ equity at beginning of period	244,922	206,818	1,150,929	902,519	17,878	17,129	132,394	105,184

Contract owners’ equity at end of period	$146,145	244,922	1,051,220	1,150,929	15,676	17,878	111,105	132,394

CHANGE IN UNITS:
Beginning units	4,184	4,308	179,923	173,923	832	832	36,270	35,756
Units purchased	228	89	15,836	11,887	-	-	1,104	890
Units redeemed	(683)	(213)	(30,669)	(5,887)	-	-	(3,978)	(376)

Ending units	3,729	4,184	165,090	179,923	832	832	33,396	36,270

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PIVF2		PIVMV2		PIVSI2		DSIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,040)	(1,801)	177	(112)	1,006	1,246	35,211	14,987
Realized gain (loss) on investments	1,407	(8)	(831)	178	(3,573)	67	325,156	593,004
Change in unrealized gain (loss) on investments	(68,964)	32,465	(20,879)	10,231	(8,032)	(1,021)	(3,511,913)	1,520,200
Reinvested capital gains	27,169	15,394	18,377	-	2,405	619	876,328	482,670

Net increase (decrease) in contract owners’ equity resulting from operations	(41,428)	46,050	(3,156)	10,297	(8,194)	911	(2,275,218)	2,610,861

Equity transactions:
Purchase payments received from contract owners (note 4)	117	501	2,160	1,496	4,149	4,123	19,589	23,533
Transfers between funds	(4,584)	9,228	(1,257)	(1,923)	(27,451)	24,390	321,040	(115,182)
Redemptions (notes 2, 3, and 4)	(9,145)	(11,774)	-	-	-	(1,413)	(489,179)	(861,296)
Adjustments to maintain reserves	-	-	-	(8)	-	(1)	(1)	(6)

Net equity transactions	(13,612)	(2,045)	903	(435)	(23,302)	27,099	(148,551)	(952,951)

Net change in contract owners’ equity	(55,040)	44,005	(2,253)	9,862	(31,496)	28,010	(2,423,769)	1,657,910
Contract owners’ equity at beginning of period	213,502	169,497	47,129	37,267	68,419	40,409	11,862,940	10,205,030

Contract owners’ equity at end of period	$158,462	213,502	44,876	47,129	36,923	68,419	9,439,171	11,862,940

CHANGE IN UNITS:
Beginning units	52,390	52,563	1,647	1,668	3,799	2,260	1,120,448	1,225,078
Units purchased	34	5,377	81	57	252	1,618	59,202	8,750
Units redeemed	(3,528)	(5,550)	(45)	(78)	(1,675)	(79)	(76,949)	(113,380)

Ending units	48,896	52,390	1,683	1,647	2,376	3,799	1,102,701	1,120,448

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DSRG		DVSCS		CLVGT2		FHIB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(11,874)	(7,609)	(300)	(1,526)	(2,823)	(2,306)	13,889	13,311
Realized gain (loss) on investments	40,202	59,825	(1,770)	8,413	552	7,235	(2,618)	(1,800)
Change in unrealized gain (loss) on investments	(996,785)	568,911	(125,292)	80,161	(189,665)	59,732	(54,254)	1,064
Reinvested capital gains	193,430	66,354	47,259	6,170	73,409	36,777	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(775,027)	687,481	(80,103)	93,218	(118,527)	101,438	(42,983)	12,575

Equity transactions:
Purchase payments received from contract owners (note 4)	7,577	8,022	4,788	4,673	689	1,140	2,449	2,767
Transfers between funds	(65,261)	38,411	71,843	(12,821)	671	(882)	(1,854)	7,528
Redemptions (notes 2, 3, and 4)	(269,084)	(146,188)	(24,937)	(23,452)	(124)	(11,991)	(5,280)	(12,625)
Adjustments to maintain reserves	(2)	(3)	-	(13)	(4)	1	-	(2)

Net equity transactions	(326,770)	(99,758)	51,694	(31,613)	1,232	(11,732)	(4,685)	(2,332)

Net change in contract owners’ equity	(1,101,797)	587,723	(28,409)	61,605	(117,295)	89,706	(47,668)	10,243
Contract owners’ equity at beginning of period	3,342,372	2,754,649	440,954	379,349	363,641	273,935	339,980	329,737

Contract owners’ equity at end of period	$2,240,575	3,342,372	412,545	440,954	246,346	363,641	292,312	339,980

CHANGE IN UNITS:
Beginning units	406,572	421,308	9,854	10,587	68,153	70,489	80,480	81,025
Units purchased	9,278	10,344	1,962	582	537	669	678	2,616
Units redeemed	(58,930)	(25,080)	(645)	(1,315)	(228)	(3,005)	(1,936)	(3,161)

Ending units	356,920	406,572	11,171	9,854	68,462	68,153	79,222	80,480

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVK2S		FVU2		GVR2XS		GVRUGM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,377)	(3,597)	964	993	(1,428)	(1,955)	(12)	(43)
Realized gain (loss) on investments	(6,918)	24,721	4,066	3,578	824	21,412	-	-
Change in unrealized gain (loss) on investments	(125,263)	(44,918)	(51,763)	17,509	(85,056)	(62,300)	-	-
Reinvested capital gains	32,958	29,626	26,697	-	-	76,780	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(101,600)	5,832	(20,036)	22,080	(85,660)	33,937	(12)	(43)

Equity transactions:
Purchase payments received from contract owners (note 4)	713	525	4,863	6,016	-	-	(2)	-
Transfers between funds	(8,968)	(4,766)	(3,538)	(30,530)	16,629	13,100	-	-
Redemptions (notes 2, 3, and 4)	(6,589)	(77,193)	(20,855)	(4,308)	(705)	-	(679)	(638)
Adjustments to maintain reserves	-	(14)	-	(3)	1	11	1	(1)

Net equity transactions	(14,844)	(81,448)	(19,530)	(28,825)	15,925	13,111	(680)	(639)

Net change in contract owners’ equity	(116,444)	(75,616)	(39,566)	(6,745)	(69,735)	47,048	(692)	(682)
Contract owners’ equity at beginning of period	328,964	404,580	145,989	152,734	195,935	148,887	4,151	4,833

Contract owners’ equity at end of period	$212,520	328,964	106,423	145,989	126,200	195,935	3,459	4,151

CHANGE IN UNITS:
Beginning units	8,632	10,748	38,053	46,711	7,472	7,070	4,422	5,098
Units purchased	62	34	1,417	1,694	1,119	1,567	-	166
Units redeemed	(618)	(2,150)	(6,983)	(10,352)	(61)	(1,165)	(727)	(842)

Ending units	8,076	8,632	32,487	38,053	8,530	7,472	3,695	4,422

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RAF		RBF		RBKF		RBMF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(71)	(1)	(1,227)	(1,522)	18	(28)	(554)	(550)
Realized gain (loss) on investments	(2,879)	(114)	110	612	(4)	784	1,515	3,771
Change in unrealized gain (loss) on investments	(37)	8	(28,923)	(12,248)	(614)	(198)	(17,816)	17,481
Reinvested capital gains	-	-	9,340	13,580	-	-	2,425	3,264

Net increase (decrease) in contract owners’ equity resulting from operations	(2,987)	(107)	(20,700)	422	(600)	558	(14,430)	23,966

Equity transactions:
Purchase payments received from contract owners (note 4)	20	-	1,660	2,684	2	-	2,438	2,523
Transfers between funds	4,550	(185)	(37)	3,462	-	261	(116)	1,541
Redemptions (notes 2, 3, and 4)	(122)	-	(4,949)	(2,020)	-	-	(4,298)	(1,695)
Adjustments to maintain reserves	(1)	-	1	(6)	(2)	(4)	(1)	(6)

Net equity transactions	4,447	(185)	(3,325)	4,120	-	257	(1,977)	2,363

Net change in contract owners’ equity	1,460	(292)	(24,025)	4,542	(600)	815	(16,407)	26,329
Contract owners’ equity at beginning of period	-	292	147,573	143,031	3,366	2,551	138,145	111,816

Contract owners’ equity at end of period	$1,460	-	123,548	147,573	2,766	3,366	121,738	138,145

CHANGE IN UNITS:
Beginning units	-	587	3,030	2,949	305	305	4,040	3,980
Units purchased	192,069	17,967	42	122	-	1,324	99	465
Units redeemed	(189,087)	(18,554)	(116)	(41)	-	(1,324)	(159)	(405)

Ending units	2,982	-	2,956	3,030	305	305	3,980	4,040

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RCPF		RELF		RENF		RESF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(391)	(189)	(230)	(428)	1,274	(480)	(1,685)	(1,214)
Realized gain (loss) on investments	157	281	(2,773)	34,938	15,923	(2,722)	(1,193)	(102,578)
Change in unrealized gain (loss) on investments	(10,109)	11,965	(9,221)	(22,452)	114,060	51,588	39,571	109,094
Reinvested capital gains	7,703	104	729	2,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,640)	12,161	(11,495)	14,975	131,257	48,386	36,693	5,302

Equity transactions:
Purchase payments received from contract owners (note 4)	150	93	718	1,200	9,728	3,888	11,616	12,696
Transfers between funds	(961)	1,030	(8,717)	(49,655)	233,140	(6,460)	31,480	9,518
Redemptions (notes 2, 3, and 4)	(341)	(5,756)	(20)	(20)	(8,146)	(1,759)	(24,393)	(1,833)
Adjustments to maintain reserves	(1)	(7)	3	(19)	(3)	3	(1)	1

Net equity transactions	(1,153)	(4,640)	(8,016)	(48,494)	234,719	(4,328)	18,702	20,382

Net change in contract owners’ equity	(3,793)	7,521	(19,511)	(33,519)	365,976	44,058	55,395	25,684
Contract owners’ equity at beginning of period	139,514	131,993	30,760	64,279	140,897	96,839	119,863	94,179

Contract owners’ equity at end of period	$135,721	139,514	11,249	30,760	506,873	140,897	175,258	119,863

CHANGE IN UNITS:
Beginning units	3,983	4,127	583	1,667	11,420	11,692	27,438	25,081
Units purchased	6	205	499	763	23,939	827	30,831	38,739
Units redeemed	(39)	(349)	(762)	(1,847)	(7,377)	(1,099)	(29,846)	(36,382)

Ending units	3,950	3,983	320	583	27,982	11,420	28,423	27,438

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RFSF		RHCF		RINF		RJNF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(110)	(175)	(1,338)	(1,404)	(4)	(30)	(3)	-
Realized gain (loss) on investments	836	815	1,594	401	(1,209)	220	(152)	-
Change in unrealized gain (loss) on investments	(8,558)	6,380	(27,081)	14,953	550	(742)	4	-
Reinvested capital gains	2,054	586	7,249	8,639	6	312	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,778)	7,606	(19,576)	22,589	(657)	(240)	(151)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	4,611	4,555	60	60	-	-
Transfers between funds	(2,051)	2,114	(4,196)	824	(1,883)	(454)	154	-
Redemptions (notes 2, 3, and 4)	(20)	(20)	(15)	-	-	-	-	-
Adjustments to maintain reserves	1	7	-	11	(1)	25	-	-

Net equity transactions	(2,070)	2,101	400	5,390	(1,824)	(369)	154	-

Net change in contract owners’ equity	(7,848)	9,707	(19,176)	27,979	(2,481)	(609)	3	-
Contract owners’ equity at beginning of period	31,747	22,040	153,295	125,316	2,525	3,134	5	5

Contract owners’ equity at end of period	$23,899	31,747	134,119	153,295	44	2,525	8	5

CHANGE IN UNITS:
Beginning units	1,606	1,493	3,321	3,194	44	52	29	29
Units purchased	-	205	120	127	2	31	28,103	-
Units redeemed	(115)	(92)	(106)	-	(45)	(39)	(28,103)	-

Ending units	1,491	1,606	3,335	3,321	1	44	29	29

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RLCE		RLCJ		RLF		RMED
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(58)	(53)	(44)	(78)	(1)	(3)	(436)	(519)
Realized gain (loss) on investments	4	2,514	(8)	6,824	-	-	(7)	1,343
Change in unrealized gain (loss) on investments	(910)	(992)	(2,820)	(7,251)	(60)	(2)	(15,303)	5,179
Reinvested capital gains	-	-	-	-	-	3	2,766	7,484

Net increase (decrease) in contract owners’ equity resulting from operations	(964)	1,469	(2,872)	(505)	(61)	(2)	(12,980)	13,487

Equity transactions:
Purchase payments received from contract owners (note 4)	2	-	2	-	-	-	(4)	-
Transfers between funds	-	-	-	68	-	-	97	408
Redemptions (notes 2, 3, and 4)	-	(14,906)	-	(17,562)	-	-	(719)	(797)
Adjustments to maintain reserves	(2)	(1)	(2)	(6)	1	9	4	(1)

Net equity transactions	-	(14,907)	-	(17,500)	1	9	(622)	(390)

Net change in contract owners’ equity	(964)	(13,438)	(2,872)	(18,005)	(60)	7	(13,602)	13,097
Contract owners’ equity at beginning of period	6,919	20,357	6,594	24,599	215	208	54,321	41,224

Contract owners’ equity at end of period	$5,955	6,919	3,722	6,594	155	215	40,719	54,321

CHANGE IN UNITS:
Beginning units	511	1,768	263	834	6	6	6,089	6,188
Units purchased	-	-	-	43	-	-	23	1,168
Units redeemed	-	(1,257)	-	(614)	-	-	(109)	(1,267)

Ending units	511	511	263	263	6	6	6,003	6,089

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RMEK		RNF		ROF		RPMF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(432)	(557)	(96)	(116)	(8,607)	(10,355)	(2,169)	13,983
Realized gain (loss) on investments	87	4,675	(799)	6,019	32,488	7,406	(6,472)	(14,358)
Change in unrealized gain (loss) on investments	(19,322)	(8,204)	(8,066)	(1,442)	(444,232)	148,796	(50,500)	(62,406)
Reinvested capital gains	-	12,176	1,688	1,441	29,631	80,237	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,667)	8,090	(7,273)	5,902	(390,720)	226,084	(59,141)	(62,781)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(2)	-	3,484	5,211	249	391
Transfers between funds	149	612	(1,822)	2,841	(59,468)	(710)	17,475	(639)
Redemptions (notes 2, 3, and 4)	-	-	-	-	(165)	(4,042)	(5,189)	(5,530)
Adjustments to maintain reserves	-	1	2	(20)	(1)	29	(1)	(1)

Net equity transactions	149	613	(1,822)	2,821	(56,150)	488	12,534	(5,779)

Net change in contract owners’ equity	(19,518)	8,703	(9,095)	8,723	(446,870)	226,572	(46,607)	(68,560)
Contract owners’ equity at beginning of period	57,540	48,837	21,261	12,538	1,159,046	932,474	452,156	520,716

Contract owners’ equity at end of period	$38,022	57,540	12,166	21,261	712,176	1,159,046	405,549	452,156

CHANGE IN UNITS:
Beginning units	8,446	8,446	331	275	10,470	10,470	33,930	35,130
Units purchased	51	1,609	137	692	193	90	1,968	26,240
Units redeemed	(25)	(1,609)	(193)	(636)	(796)	(90)	(1,328)	(27,440)

Ending units	8,472	8,446	275	331	9,867	10,470	34,570	33,930

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RREF		RRF		RTEC		RTF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$7	(105)	(1)	(1)	(371)	(468)	(3,609)	(3,278)
Realized gain (loss) on investments	984	172	1	-	112	1,104	21,106	45,144
Change in unrealized gain (loss) on investments	(10,240)	7,487	(46)	6	(20,965)	4,426	(288,486)	107,357
Reinvested capital gains	1,380	-	3	11	2,717	2,986	69,671	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,869)	7,554	(43)	16	(18,507)	8,048	(201,318)	149,223

Equity transactions:
Purchase payments received from contract owners (note 4)	1,140	1,326	(2)	-	2	-	(2)	-
Transfers between funds	(4,600)	(403)	-	-	65	(439)	126,377	(10,369)
Redemptions (notes 2, 3, and 4)	(4,095)	(245)	-	-	(20)	(35)	(13,207)	(20,020)
Adjustments to maintain reserves	-	4	1	(13)	(2)	(10)	3	(20)

Net equity transactions	(7,555)	682	(1)	(13)	45	(484)	113,171	(30,409)

Net change in contract owners’ equity	(15,424)	8,236	(44)	3	(18,462)	7,564	(88,147)	118,814
Contract owners’ equity at beginning of period	31,118	22,882	160	157	50,142	42,578	381,311	262,497

Contract owners’ equity at end of period	$15,694	31,118	116	160	31,680	50,142	293,164	381,311

CHANGE IN UNITS:
Beginning units	1,048	1,023	4	4	882	894	4,517	4,873
Units purchased	47	52	-	-	2	27	1,844	1,990
Units redeemed	(360)	(27)	-	-	(1)	(39)	(537)	(2,346)

Ending units	735	1,048	4	4	883	882	5,824	4,517

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RTRF		RUF		RUGB		RUTL
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1)	(1)	(5)	(5)	44	(169)	(45)	344
Realized gain (loss) on investments	-	1	(953)	(10)	(7,473)	(1,656)	196	121
Change in unrealized gain (loss) on investments	(77)	21	994	(134)	308	(1,309)	(1,571)	7,063
Reinvested capital gains	16	10	-	-	-	-	555	-

Net increase (decrease) in contract owners’ equity resulting from operations	(62)	31	36	(149)	(7,121)	(3,134)	(865)	7,528

Equity transactions:
Purchase payments received from contract owners (note 4)	(2)	-	(2)	-	195	515	2,059	360
Transfers between funds	-	2	32	-	142	(5,639)	13,408	-
Redemptions (notes 2, 3, and 4)	-	-	-	-	(12,660)	(3,569)	(45)	-
Adjustments to maintain reserves	2	(19)	2	1	-	(1)	-	16

Net equity transactions	-	(17)	32	1	(12,323)	(8,694)	15,422	376

Net change in contract owners’ equity	(62)	14	68	(148)	(19,444)	(11,828)	14,557	7,904
Contract owners’ equity at beginning of period	174	160	440	588	22,862	34,690	63,989	56,085

Contract owners’ equity at end of period	$112	174	508	440	3,418	22,862	78,546	63,989

CHANGE IN UNITS:
Beginning units	4	4	6,281	6,281	10,024	13,930	1,925	1,913
Units purchased	-	-	10,271	-	7,828	1,611	438	12
Units redeemed	-	-	(10,271)	-	(15,293)	(5,517)	(1)	-

Ending units	4	4	6,281	6,281	2,559	10,024	2,362	1,925

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVARS		RVCMD		RVF		RVIDD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	(7)	8,948	(118)	(15,271)	(24,270)	(195)	(137)
Realized gain (loss) on investments	2	2	10,913	2,614	(35,147)	475,030	(304)	(256)
Change in unrealized gain (loss) on investments	(40)	29	(19,203)	1,028	(1,953,615)	293,941	1,145	(5,200)
Reinvested capital gains	6	14	-	-	235,411	297,331	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32)	38	658	3,524	(1,768,622)	1,042,032	646	(5,593)

Equity transactions:
Purchase payments received from contract owners (note 4)	2	-	-	-	561	1,470	-	-
Transfers between funds	382	-	155,050	(3,240)	(255,797)	(21,346)	118	22,838
Redemptions (notes 2, 3, and 4)	-	-	(9,374)	-	(50,746)	(91,232)	(20)	-
Adjustments to maintain reserves	(3)	2	-	1	(1)	(33)	-	-

Net equity transactions	381	2	145,676	(3,239)	(305,983)	(111,141)	98	22,838

Net change in contract owners’ equity	349	40	146,334	285	(2,074,605)	930,891	744	17,245
Contract owners’ equity at beginning of period	592	552	10,850	10,565	2,950,811	2,019,920	17,245	-

Contract owners’ equity at end of period	$941	592	157,184	10,850	876,206	2,950,811	17,989	17,245

CHANGE IN UNITS:
Beginning units	56	56	4,221	5,678	8,252	8,582	234,015	-
Units purchased	37	-	71,566	4,299	1,833	2,900	11,211	240,510
Units redeemed	-	-	(25,529)	(5,756)	(3,732)	(3,230)	(10,539)	(6,495)

Ending units	93	56	50,258	4,221	6,353	8,252	234,687	234,015

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVIMC		RVISC		RVLCG		RVLCV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	(2,606)	(3,048)	(21)	(127)
Realized gain (loss) on investments	-	-	(48)	-	1,813	3,008	774	(516)
Change in unrealized gain (loss) on investments	-	(1)	-	-	(140,769)	70,354	(4,509)	7,933
Reinvested capital gains	-	-	-	-	43,235	1,316	2,876	104

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1)	(48)	-	(98,327)	71,630	(880)	7,394

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,058	4,783	2,179	6,562
Transfers between funds	-	-	49	-	(1,899)	(3,513)	(7,227)	(75)
Redemptions (notes 2, 3, and 4)	-	-	-	-	(3,308)	(3,725)	(1,884)	(1,767)
Adjustments to maintain reserves	-	-	(1)	-	-	14	(1)	(7)

Net equity transactions	-	-	48	-	(4,149)	(2,441)	(6,933)	4,713

Net change in contract owners’ equity	-	(1)	-	-	(102,476)	69,189	(7,813)	12,107
Contract owners’ equity at beginning of period	5	6	-	-	340,553	271,364	35,325	23,218

Contract owners’ equity at end of period	$5	5	-	-	238,077	340,553	27,512	35,325

CHANGE IN UNITS:
Beginning units	6	6	-	-	6,914	6,959	1,161	1,000
Units purchased	-	-	1,064	-	111	135	112	598
Units redeemed	-	-	(1,064)	-	(211)	(180)	(335)	(437)

Ending units	6	6	-	-	6,814	6,914	938	1,161

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVLDD		RVMCG		RVMCV		RVSCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,024)	(577)	(161)	(194)	(1)	(15)	(111)	(143)
Realized gain (loss) on investments	(1,219)	23,158	(60)	169	-	(867)	(69)	961
Change in unrealized gain (loss) on investments	(29,665)	(2,064)	(7,570)	461	1	-	(6,171)	1,213
Reinvested capital gains	5,144	-	3,159	1,525	-	320	1,932	61

Net increase (decrease) in contract owners’ equity resulting from operations	(26,764)	20,517	(4,632)	1,961	-	(562)	(4,419)	2,092

Equity transactions:
Purchase payments received from contract owners (note 4)	280	313	120	135	-	-	120	135
Transfers between funds	75,150	(39,627)	165	1	546	562	65	73
Redemptions (notes 2, 3, and 4)	(1,345)	(20)	(342)	(15)	-	-	(325)	-
Adjustments to maintain reserves	-	8	(1)	(13)	(1)	-	1	(17)

Net equity transactions	74,085	(39,326)	(58)	108	545	562	(139)	191

Net change in contract owners’ equity	47,321	(18,809)	(4,690)	2,069	545	-	(4,558)	2,283
Contract owners’ equity at beginning of period	50,509	69,318	19,740	17,671	-	-	14,373	12,090

Contract owners’ equity at end of period	$97,830	50,509	15,050	19,740	545	-	9,815	14,373

CHANGE IN UNITS:
Beginning units	700	1,338	472	469	-	-	373	370
Units purchased	1,231	1,615	8	14	17	476	6	77
Units redeemed	(208)	(2,253)	(11)	(11)	-	(476)	(12)	(74)

Ending units	1,723	700	469	472	17	-	367	373

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVSCV		RVSDL		RVWDL		AVGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	(24)	(1)	-	-	-	(69)	(317)
Realized gain (loss) on investments	-	(143)	(74)	-	-	-	(1,367)	(671)
Change in unrealized gain (loss) on investments	-	-	(1)	-	(2)	(2)	(33,486)	20,962
Reinvested capital gains	-	-	-	-	-	-	13,330	2,204

Net increase (decrease) in contract owners’ equity resulting from operations	-	(167)	(76)	-	(2)	(2)	(21,592)	22,178

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	168	77	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	-	-	-	-	-	-	(4,233)	(6,567)
Adjustments to maintain reserves	-	(1)	-	(2)	1	(1)	1	2

Net equity transactions	-	167	77	(2)	1	(1)	(4,232)	(6,565)

Net change in contract owners’ equity	-	-	1	(2)	(1)	(3)	(25,824)	15,613
Contract owners’ equity at beginning of period	-	-	4	6	9	12	102,543	86,930

Contract owners’ equity at end of period	$-	-	5	4	8	9	76,719	102,543

CHANGE IN UNITS:
Beginning units	-	-	1	1	2	2	3,242	3,476
Units purchased	-	715	256	-	-	-	-	-
Units redeemed	-	(715)	(256)	-	-	-	(158)	(234)

Ending units	-	-	1	1	2	2	3,084	3,242

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AVHY1		IVDDI		IVGMMI		IVHS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,672	3,835	1,484	1,922	5,213	(14,476)	(604)	(553)
Realized gain (loss) on investments	(596)	11	830	220	-	-	38	1,550
Change in unrealized gain (loss) on investments	(15,943)	(464)	(27,084)	22,081	-	-	(17,975)	(799)
Reinvested capital gains	-	-	20,583	632	-	-	8,451	7,249

Net increase (decrease) in contract owners’ equity resulting from operations	(11,867)	3,382	(4,187)	24,855	5,213	(14,476)	(10,090)	7,447

Equity transactions:
Purchase payments received from contract owners (note 4)	2,555	1,018	6,881	5,522	9,317	16,826	180	165
Transfers between funds	29,892	399	(6,522)	4,325	93,760	25,282	75	(5,193)
Redemptions (notes 2, 3, and 4)	(4,206)	(4,676)	(11,395)	(40)	(311,946)	(68,663)	(65)	(70)
Adjustments to maintain reserves	1	4	(1)	1	1	2	1	-

Net equity transactions	28,242	(3,255)	(11,037)	9,808	(208,868)	(26,553)	191	(5,098)

Net change in contract owners’ equity	16,375	127	(15,224)	34,663	(203,655)	(41,029)	(9,899)	2,349
Contract owners’ equity at beginning of period	102,796	102,669	170,444	135,781	1,427,980	1,469,009	71,159	68,810

Contract owners’ equity at end of period	$119,171	102,796	155,220	170,444	1,224,325	1,427,980	61,260	71,159

CHANGE IN UNITS:
Beginning units	2,617	2,573	6,688	6,271	149,986	152,698	17,390	18,696
Units purchased	1,485	44	279	418	22,602	7,834	73	44
Units redeemed	(7)	-	(711)	(1)	(44,165)	(10,546)	(19)	(1,350)

Ending units	4,095	2,617	6,256	6,688	128,423	149,986	17,444	17,390

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVMCC2		IVRE		IVT		JABIN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(261)	(222)	11,506	11,430	(1,385)	(2,078)	2,599	(977)
Realized gain (loss) on investments	(57)	(15)	(1,407)	(1,317)	246	37,305	4,308	9,666
Change in unrealized gain (loss) on investments	(10,822)	5,967	(193,199)	130,809	(128,793)	(22,509)	(241,158)	144,601
Reinvested capital gains	6,212	-	-	-	52,526	16,960	32,109	8,521

Net increase (decrease) in contract owners’ equity resulting from operations	(4,928)	5,730	(183,100)	140,922	(77,406)	29,678	(202,142)	161,811

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	17,400	21,183	60	396	14,841	15,514
Transfers between funds	-	-	(4,648)	(3,189)	5,530	(2,241)	155	3,568
Redemptions (notes 2, 3, and 4)	(15)	(15)	(15,789)	(20,439)	(114)	(96,845)	(7,168)	(16,631)
Adjustments to maintain reserves	1	1	1	-	2	(1)	(1)	(1)

Net equity transactions	(14)	(14)	(3,036)	(2,445)	5,478	(98,691)	7,827	2,450

Net change in contract owners’ equity	(4,942)	5,716	(186,136)	138,477	(71,928)	(69,013)	(194,315)	164,261
Contract owners’ equity at beginning of period	32,189	26,473	717,913	579,436	185,514	254,527	1,171,997	1,007,736

Contract owners’ equity at end of period	$27,247	32,189	531,777	717,913	113,586	185,514	977,682	1,171,997

CHANGE IN UNITS:
Beginning units	7,826	7,830	159,781	160,505	63,080	98,033	36,311	36,227
Units purchased	-	-	5,733	5,502	2,941	294	551	797
Units redeemed	(4)	(4)	(6,261)	(6,226)	(1,058)	(35,247)	(264)	(713)

Ending units	7,822	7,826	159,253	159,781	64,963	63,080	36,598	36,311

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAEI		JAFRIN		JAGRIN		JAIG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(45,961)	(45,974)	(3,286)	(5,807)	2,190	(32,470)	7,319	1,711
Realized gain (loss) on investments	80,333	395,503	318	55,530	158,969	196,395	4,691	2,596
Change in unrealized gain (loss) on investments	(2,106,062)	57,777	(247,743)	890	(2,198,587)	566,012	(114,139)	117,115
Reinvested capital gains	936,399	582,414	61,880	64,290	631,719	312,817	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,135,291)	989,720	(188,831)	114,903	(1,405,709)	1,042,754	(102,129)	121,422

Equity transactions:
Purchase payments received from contract owners (note 4)	29,370	31,381	150	875	23,912	24,540	25,001	30,389
Transfers between funds	(139,721)	(21,184)	(22,556)	5,831	(145,711)	(43,346)	(38,648)	10,307
Redemptions (notes 2, 3, and 4)	(89,896)	(841,294)	(2,735)	(146,746)	(280,676)	(276,100)	(42,295)	(25,136)
Adjustments to maintain reserves	3	(7)	(1)	2	-	(8)	1	1

Net equity transactions	(200,244)	(831,104)	(25,142)	(140,038)	(402,475)	(294,914)	(55,941)	15,561

Net change in contract owners’ equity	(1,335,535)	158,616	(213,973)	(25,135)	(1,808,184)	747,840	(158,070)	136,983
Contract owners’ equity at beginning of period	6,792,249	6,633,633	555,780	580,915	7,032,752	6,284,912	1,110,805	973,822

Contract owners’ equity at end of period	$5,456,714	6,792,249	341,807	555,780	5,224,568	7,032,752	952,735	1,110,805

CHANGE IN UNITS:
Beginning units	503,613	568,916	9,739	12,386	950,741	992,994	230,909	227,646
Units purchased	5,884	7,926	111	177	4,423	13,122	6,088	9,650
Units redeemed	(23,354)	(73,229)	(745)	(2,824)	(69,920)	(55,375)	(18,124)	(6,387)

Ending units	486,143	503,613	9,105	9,739	885,244	950,741	218,873	230,909

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JARIN		JMCVIN		LZREMS		LZRIES
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(42,827)	(57,769)	203	(354)	8,613	3,687	1,093	(214)
Realized gain (loss) on investments	115,000	297,185	203	288	(2,039)	373	1,978	(309)
Change in unrealized gain (loss) on investments	(3,013,723)	556,378	(9,838)	10,850	(73,546)	13,479	(17,892)	4,712
Reinvested capital gains	916,031	318,350	4,961	-	-	-	4,953	742

Net increase (decrease) in contract owners’ equity resulting from operations	(2,025,519)	1,114,144	(4,471)	10,784	(66,972)	17,539	(9,868)	4,931

Equity transactions:
Purchase payments received from contract owners (note 4)	29,184	30,500	1,680	1,272	1,255	3,702	4,587	3,840
Transfers between funds	(70,822)	(71,808)	(1,504)	(1,151)	193	7,706	(13,266)	1,680
Redemptions (notes 2, 3, and 4)	(243,635)	(407,630)	(165)	(153)	(3,690)	(6,063)	-	(55,514)
Adjustments to maintain reserves	1	2	(1)	5	(2)	(11)	-	8

Net equity transactions	(285,272)	(448,936)	10	(27)	(2,244)	5,334	(8,679)	(49,986)

Net change in contract owners’ equity	(2,310,791)	665,208	(4,461)	10,757	(69,216)	22,873	(18,547)	(45,055)
Contract owners’ equity at beginning of period	6,705,610	6,040,402	68,883	58,126	420,108	397,235	63,131	108,186

Contract owners’ equity at end of period	$4,394,819	6,705,610	64,422	68,883	350,892	420,108	44,584	63,131

CHANGE IN UNITS:
Beginning units	672,278	721,447	2,753	2,754	12,909	12,742	2,918	5,240
Units purchased	8,121	8,528	71	57	161	447	247	585
Units redeemed	(45,512)	(57,697)	(70)	(58)	(225)	(280)	(716)	(2,907)

Ending units	634,887	672,278	2,754	2,753	12,845	12,909	2,449	2,918

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LZRUSM		LPVCAI		LPVCII		LVCLGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,739)	(5,043)	(70)	(134)	268	249	(1,680)	(2,020)
Realized gain (loss) on investments	(3,443)	1,320	(52)	26	275	168	1,374	1,917
Change in unrealized gain (loss) on investments	(205,583)	90,615	(5,832)	(2,973)	(9,508)	6,332	(84,044)	24,955
Reinvested capital gains	122,601	589	1,612	4,429	4,494	3,559	11,384	13,283

Net increase (decrease) in contract owners’ equity resulting from operations	(91,164)	87,481	(4,342)	1,348	(4,471)	10,308	(72,966)	38,135

Equity transactions:
Purchase payments received from contract owners (note 4)	4,437	4,690	-	-	-	-	2,141	2,225
Transfers between funds	(19,702)	(514)	-	-	6,857	-	(4,545)	(2,076)
Redemptions (notes 2, 3, and 4)	(6,054)	(7,905)	-	-	(412)	-	(2,782)	(1,346)
Adjustments to maintain reserves	-	-	1	(10)	-	(8)	(1)	(15)

Net equity transactions	(21,319)	(3,729)	1	(10)	6,445	(8)	(5,187)	(1,212)

Net change in contract owners’ equity	(112,483)	83,752	(4,341)	1,338	1,974	10,300	(78,153)	36,923
Contract owners’ equity at beginning of period	553,507	469,755	15,993	14,655	50,674	40,374	221,482	184,559

Contract owners’ equity at end of period	$441,024	553,507	11,652	15,993	52,648	50,674	143,329	221,482

CHANGE IN UNITS:
Beginning units	110,299	111,094	513	513	1,639	1,639	4,434	4,457
Units purchased	1,214	2,362	-	-	247	-	70	49
Units redeemed	(6,444)	(3,157)	-	-	(15)	-	(213)	(72)

Ending units	105,069	110,299	513	513	1,871	1,639	4,291	4,434

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SBVHY		LOVCDG		LOVGI		AMCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,962	1,944	(626)	(1,237)	1,648	452	(109)	(137)
Realized gain (loss) on investments	(156)	(70)	1,886	2,812	2,790	2,426	25	64
Change in unrealized gain (loss) on investments	(11,011)	(1,717)	(148,850)	54,251	(105,627)	63,025	(6,095)	94
Reinvested capital gains	-	-	68,781	50,142	41,546	57,169	2,022	1,478

Net increase (decrease) in contract owners’ equity resulting from operations	(8,205)	157	(78,809)	105,968	(59,643)	123,072	(4,157)	1,499

Equity transactions:
Purchase payments received from contract owners (note 4)	2,567	2,400	5,992	10,252	12,524	21,306	-	-
Transfers between funds	-	-	1,528	10,308	(17,699)	6,465	-	-
Redemptions (notes 2, 3, and 4)	-	-	(3,987)	(4,761)	(6,434)	(15,224)	-	-
Adjustments to maintain reserves	-	(8)	(1)	4	-	1	(1)	(3)

Net equity transactions	2,567	2,392	3,532	15,803	(11,609)	12,548	(1)	(3)

Net change in contract owners’ equity	(5,638)	2,549	(75,277)	121,771	(71,252)	135,620	(4,158)	1,496
Contract owners’ equity at beginning of period	55,725	53,176	545,480	423,709	578,837	443,217	14,120	12,624

Contract owners’ equity at end of period	$50,087	55,725	470,203	545,480	507,585	578,837	9,962	14,120

CHANGE IN UNITS:
Beginning units	2,530	2,422	94,706	91,493	144,057	140,900	2,943	2,943
Units purchased	137	108	1,760	4,373	3,617	10,291	-	-
Units redeemed	(5)	-	(1,086)	(1,160)	(6,783)	(7,134)	-	-

Ending units	2,662	2,530	95,380	94,706	140,891	144,057	2,943	2,943

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMRI		AMSRS		AMTB		NOVPDI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(285)	(201)	(2,626)	(3,134)	5,625	3,328	12,194	8,305
Realized gain (loss) on investments	3,860	8	896	3,700	(498)	(305)	(7,083)	(6,027)
Change in unrealized gain (loss) on investments	(16,080)	14,578	(149,263)	90,511	(17,859)	(3,560)	(375,695)	783,433
Reinvested capital gains	6,719	-	44,565	9,921	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,786)	14,385	(106,428)	100,998	(12,732)	(537)	(370,584)	785,711

Equity transactions:
Purchase payments received from contract owners (note 4)	1,320	1,496	4,867	3,927	-	-	14,984	23,738
Transfers between funds	(17,190)	5,608	48	(562)	-	-	(93,960)	(32,394)
Redemptions (notes 2, 3, and 4)	(829)	-	(1,482)	(10,744)	(1,393)	(1,198)	(129,896)	(163,346)
Adjustments to maintain reserves	1	-	-	(3)	-	3	-	1

Net equity transactions	(16,698)	7,104	3,433	(7,382)	(1,393)	(1,195)	(208,872)	(172,001)

Net change in contract owners’ equity	(22,484)	21,489	(102,995)	93,616	(14,125)	(1,732)	(579,456)	613,710
Contract owners’ equity at beginning of period	66,593	45,104	551,359	457,743	207,847	209,579	3,397,360	2,783,650

Contract owners’ equity at end of period	$44,109	66,593	448,364	551,359	193,722	207,847	2,817,904	3,397,360

CHANGE IN UNITS:
Beginning units	14,440	12,859	12,177	12,359	139,158	139,953	217,816	230,248
Units purchased	307	2,610	129	94	152	-	3,784	3,047
Units redeemed	(4,042)	(1,029)	(41)	(276)	(1,144)	(795)	(18,025)	(15,479)

Ending units	10,705	14,440	12,265	12,177	138,166	139,158	203,575	217,816

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOVPM		PMVAAA		PMVEBA		PMVFHA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(359,619)	(437,594)	1,938	3,041	967	1,244	22	27
Realized gain (loss) on investments	1,068,387	2,161,544	(36)	20	(1,617)	(572)	(4)	-
Change in unrealized gain (loss) on investments	(21,729,621)	11,667,142	(8,213)	1,053	(4,513)	(1,952)	(525)	(207)
Reinvested capital gains	8,427,336	-	2,317	-	-	-	2	41

Net increase (decrease) in contract owners’ equity resulting from operations	(12,593,517)	13,391,092	(3,994)	4,114	(5,163)	(1,280)	(505)	(139)

Equity transactions:
Purchase payments received from contract owners (note 4)	75,982	120,928	-	-	163	138	-	-
Transfers between funds	(424,978)	(950,652)	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(3,266,755)	(4,768,892)	(15)	-	(4,186)	(2,964)	-	-
Adjustments to maintain reserves	2	(35)	-	2	-	5	(1)	8

Net equity transactions	(3,615,749)	(5,598,651)	(15)	2	(4,023)	(2,821)	(1)	8

Net change in contract owners’ equity	(16,209,266)	7,792,441	(4,009)	4,116	(9,186)	(4,101)	(506)	(131)
Contract owners’ equity at beginning of period	56,147,439	48,354,998	31,400	27,284	33,151	37,252	4,584	4,715

Contract owners’ equity at end of period	$39,938,173	56,147,439	27,391	31,400	23,965	33,151	4,078	4,584

CHANGE IN UNITS:
Beginning units	2,410,756	2,669,974	1,527	1,527	1,652	1,791	249	249
Units purchased	52,070	44,701	-	-	9	7	-	-
Units redeemed	(230,185)	(303,919)	(1)	-	(230)	(146)	-	-

Ending units	2,232,641	2,410,756	1,526	1,527	1,431	1,652	249	249

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVGBA		PMVHYA		PMVLDA		PMVLGA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$137	1,380	1,979	2,197	489	(407)	1,905	1,175
Realized gain (loss) on investments	(2,706)	(6)	(1,219)	1,075	(2,405)	(113)	(4,545)	862
Change in unrealized gain (loss) on investments	(1,877)	(3,732)	(6,747)	(2,075)	(3,802)	(1,120)	(63,823)	(55,184)
Reinvested capital gains	431	533	-	-	-	-	-	38,732

Net increase (decrease) in contract owners’ equity resulting from operations	(4,015)	(1,825)	(5,987)	1,197	(5,718)	(1,640)	(66,463)	(14,415)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	718	300	1,918	3,840	3,636
Transfers between funds	(2,709)	4,158	-	(13)	(471)	(981)	32,905	(11,557)
Redemptions (notes 2, 3, and 4)	(6,380)	(172)	(8,867)	(42,895)	(17,864)	(549)	(6,775)	(9,870)
Adjustments to maintain reserves	-	8	1	1	1	-	2	(7)

Net equity transactions	(9,089)	3,994	(8,866)	(42,189)	(18,034)	388	29,972	(17,798)

Net change in contract owners’ equity	(13,104)	2,169	(14,853)	(40,992)	(23,752)	(1,252)	(36,491)	(32,213)
Contract owners’ equity at beginning of period	35,277	33,108	54,626	95,618	84,025	85,277	214,321	246,534

Contract owners’ equity at end of period	$22,173	35,277	39,773	54,626	60,273	84,025	177,830	214,321

CHANGE IN UNITS:
Beginning units	2,263	2,015	2,540	4,561	6,443	6,414	9,475	10,275
Units purchased	117	258	-	34	29	234	2,798	617
Units redeemed	(766)	(10)	(458)	(2,055)	(1,520)	(205)	(1,108)	(1,417)

Ending units	1,614	2,263	2,082	2,540	4,952	6,443	11,165	9,475

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVRRA		PMVRSA		PMVTRA		PVSTA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$23,557	19,712	2,433	191	8,184	4,805	100	(18)
Realized gain (loss) on investments	210	10,629	(6,739)	(54)	(2,640)	(181)	(198)	528
Change in unrealized gain (loss) on investments	(78,420)	(7,920)	(5)	-	(91,566)	(42,814)	(187)	(704)
Reinvested capital gains	-	-	-	-	-	24,700	31	-

Net increase (decrease) in contract owners’ equity resulting from operations	(54,653)	22,421	(4,311)	137	(86,022)	(13,490)	(254)	(194)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,781	7,553	-	-	2,111	2,915	-	-
Transfers between funds	(3,551)	3,599	28,983	(132)	(14,265)	32,030	(1,519)	831
Redemptions (notes 2, 3, and 4)	(6,882)	(113,900)	(24,670)	-	(3,615)	(21,750)	(6,621)	(49,859)
Adjustments to maintain reserves	-	(1)	-	1	(1)	3	1	(8)

Net equity transactions	(3,652)	(102,749)	4,313	(131)	(15,770)	13,198	(8,139)	(49,036)

Net change in contract owners’ equity	(58,305)	(80,328)	2	6	(101,792)	(292)	(8,393)	(49,230)
Contract owners’ equity at beginning of period	430,924	511,252	18	12	580,593	580,885	19,414	68,644

Contract owners’ equity at end of period	$372,619	430,924	20	18	478,801	580,593	11,021	19,414

CHANGE IN UNITS:
Beginning units	220,163	273,050	2	2	301,187	294,562	1,582	5,534
Units purchased	3,786	13,517	3,553	1,854	2,439	21,987	30	86
Units redeemed	(5,682)	(66,404)	(3,553)	(1,854)	(10,891)	(15,362)	(704)	(4,038)

Ending units	218,267	220,163	2	2	292,735	301,187	908	1,582

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ROCMC		ROCSC		TAVV		VWBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,794)	(3,519)	(1,559)	1,191	1,543	(916)	393	572
Realized gain (loss) on investments	1,547	5,115	100	1,215	3,612	5,503	(92)	(229)
Change in unrealized gain (loss) on investments	(168,489)	65,949	(32,367)	61,155	35,697	47,928	(1,351)	(1,129)
Reinvested capital gains	87,740	15,920	4,729	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(81,996)	83,465	(29,097)	63,561	40,852	52,515	(1,050)	(786)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,961	8,473	8,952	8,666	-	160	600	633
Transfers between funds	(1,278)	917	(701)	(4,980)	136	(6,971)	(1,499)	20
Redemptions (notes 2, 3, and 4)	(21,817)	(16,682)	(5,327)	(7,268)	(20,656)	(12,486)	-	(2,723)
Adjustments to maintain reserves	(1)	(1)	1	1	(1)	1	-	1

Net equity transactions	(16,135)	(7,293)	2,925	(3,581)	(20,521)	(19,296)	(899)	(2,069)

Net change in contract owners’ equity	(98,131)	76,172	(26,172)	59,980	20,331	33,219	(1,949)	(2,855)
Contract owners’ equity at beginning of period	368,003	291,831	290,914	230,934	286,901	253,682	13,678	16,533

Contract owners’ equity at end of period	$269,872	368,003	264,742	290,914	307,232	286,901	11,729	13,678

CHANGE IN UNITS:
Beginning units	75,078	76,617	61,884	62,652	114,208	122,043	6,546	7,517
Units purchased	1,871	3,365	2,600	3,846	81,322	82,289	320	1,922
Units redeemed	(5,254)	(4,904)	(1,842)	(4,614)	(89,141)	(90,124)	(774)	(2,893)

Ending units	71,695	75,078	62,642	61,884	106,389	114,208	6,092	6,546

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VWEM		VWHA
	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,146)	(358)	658	(740)
Realized gain (loss) on investments	(3,240)	2,513	3,649	8,165
Change in unrealized gain (loss) on investments	(148,987)	(71,548)	1,973	10,723
Reinvested capital gains	57,548	10,395	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,825)	(58,998)	6,280	18,148

Equity transactions:
Purchase payments received from contract owners (note 4)	3,451	4,933	1,950	3,263
Transfers between funds	(16,136)	6,714	29,621	(3,939)
Redemptions (notes 2, 3, and 4)	(18,287)	(10,010)	(15,342)	(4,842)
Adjustments to maintain reserves	-	(1)	1	1

Net equity transactions	(30,972)	1,636	16,230	(5,517)

Net change in contract owners’ equity	(127,797)	(57,362)	22,510	12,631
Contract owners’ equity at beginning of period	404,905	462,267	123,150	110,519

Contract owners’ equity at end of period	$277,108	404,905	145,660	123,150

CHANGE IN UNITS:
Beginning units	128,942	128,446	35,213	37,207
Units purchased	4,252	3,682	12,468	9,952
Units redeemed	(15,335)	(3,186)	(8,871)	(11,946)

Ending units	117,859	128,942	38,810	35,213

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1980. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The separate account offered individual and group flexible premium variable deferred annuity contracts. These contracts are no longer offered for sale.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Alger Portfolios

Alger Small Cap Growth Portfolio: Class I - 2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I - 2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I - 2 Shares (ALMGI2)

Alliance Var Products Series

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

Allspring Variable Trust

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

American Century Variable Port

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

Amundi Pioneer Asset Mgmnt

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY Mellon Funds

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Columbia Variable Portfolio

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Federated Hermes Ins Series

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Guggenheim Variable Trust

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)*

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Invesco V. I.

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)*

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Janus Aspen Series

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)

LMPV Equity Trust

LMCBV Aggressive Growth I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

LMPV Income Trust

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

Neuberger Berman Adv Mgt Trust

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

Northern Lights Variable Trust

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)*

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Royce Capital Fund

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

Third Avenue Variable Series

Third Avenue Value (TAVV)

VanEck VIP

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

*	At December 31, 2022, contract owners were not invested in this fund.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2022.

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CLVGT2	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2	CVP Seligman Global Technology - Class 2	5/1/2022
RSRF	Guggenheim Rydex Long Short Equity	Guggenheim Long Short Equity	5/1/2022
RVARS	Guggenheim Rydex Multi-Hedge Strategies	Guggenheim Multi-Hedge Strategies	5/1/2022
VWBF	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	VanEck VIP Emerging Markets Bond Initial Cl	5/1/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Emerging Markets Initial Cl	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Global Resources Initial Cl	5/1/2022

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts. The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The Company deducts daily from the Separate Account a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments, for assuming the mortality and expense risks except for the Power Momentum Portfolio, of the Northern Lights Series Trust, which is 0.79 percent. These fees were $1,003,137 and $1,205,354 for the years ended December 31, 2022 and 2021, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Under group contracts, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $16,743 and $19,524 for the years ended December 31, 2022 and 2021, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $1,597,680 and $1,899,227, respectively, and total transfers from the Separate Account to the fixed account were $2,138,249 and $2,984,819, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
AASCO	$273,454	$359,626
ALCAI2	561,124	558,128
ALCGI2	112,207	101,613
ALMGI2	49,424	52,503
ALVGIA	17,385	7,228
SVDF	213,067	49,241
SVOF	180,557	27,386
ACVB	33,673	20,723
ACVI	86,577	45,091
ACVIG	48,028	11,376
ACVIP2	1,513	1,952
ACVLVI	13,634	974
ACVU1	31,942	30,302
ACVV	205,089	198,417
PIHYB2	785	163
PIVEI2	19,796	14,795
PIVF2	27,871	15,354
PIVMV2	21,127	1,671
PIVSI2	8,043	27,934
DSIF	1,422,667	659,677
DSRG	212,164	357,376
DVSCS	126,980	28,327
CLVGT2	75,542	3,725
FHIB	19,193	9,985
FVK2S	34,543	18,807
FVU2	33,632	25,503
GVR2XS	16,879	2,383
GVRUGM	27	720
RAF	88,700	84,324
RBF	10,982	6,197
RBKF	50	30
RBMF	6,159	6,264
RCPF	8,807	2,648
RELF	24,664	32,182
RENF	354,324	118,330
RESF	158,641	141,626
RFSF	2,205	2,329
RHCF	11,831	5,519
RINF	66	1,887
RJNF	6,587	6,436
RLCE	2	58
RLCJ	2	44
RLF	-	1
RMED	2,930	1,216
RMEK	252	534
RNF	10,262	10,494
ROF	44,666	79,789
RPMF	30,716	20,354
RREF	2,756	8,925
RRF	3	3
RTEC	2,781	385
RTF	216,579	37,350
RTRF	16	2
RUF	839	813
RUGB	493	12,772
RUTL	16,660	728
RVARS	396	7
RVCMD	229,238	74,613

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

RVF	691,021	776,862
RVIDD	997	1,091
RVISC	839	791
RVLCG	47,109	10,628
RVLCV	6,504	10,582
RVLDD	90,962	12,760
RVMCG	3,419	481
RVMCV	546	1
RVSCG	2,099	418
RVSDL	2,130	2,054
AVGI	14,114	5,086
AVHY1	38,245	5,333
IVDDI	30,419	19,389
IVGMMI	182,864	386,520
IVHS	8,667	631
IVMCC2	6,232	295
IVRE	34,281	25,811
IVT	60,302	3,684
JABIN	57,828	15,293
JAEI	997,525	307,334
JAFRIN	67,151	33,698
JAGRIN	696,581	465,146
JAIG	41,193	89,815
JARIN	941,794	353,860
JMCVIN	7,347	2,171
LZREMS	15,769	9,401
LZRIES	11,093	13,726
LZRUSM	127,167	30,625
LPVCAI	1,672	129
LPVCII	12,105	896
LVCLGI	13,932	9,419
SBVHY	5,970	441
LOVCDG	81,517	9,830
LOVGI	60,019	28,434
AMCG	2,022	111
AMRI	8,245	18,508
AMSRS	50,996	5,624
AMTB	7,788	3,556
NOVPDI	70,881	267,559
NOVPM	8,439,966	3,988,000
PMVAAA	4,540	299
PMVEBA	1,370	4,426
PMVFHA	65	43
PMVGBA	2,491	11,011
PMVHYA	2,469	9,356
PMVLDA	1,606	19,152
PMVLGA	47,301	15,426
PMVRRA	33,665	13,758
PMVRSA	37,794	31,048
PMVTRA	16,902	24,486
PVSTA	669	8,678
ROCMC	94,485	25,675
ROCSC	15,538	9,444
TAVV	10,231	29,209
VWBF	1,100	1,606
VWEM	62,169	37,739
VWHA	49,962	33,074

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2022	1.00%	321,702	$4.47	$1,438,660	0.00%	-38.63%
2021	1.00%	382,779	7.29	2,789,334	0.00%	-7.00%
2020	1.00%	378,067	7.84	2,962,226	0.99%	65.49%
2019	1.00%	451	4.73	2,135	0.00%	28.05%
2018	1.00%	458	3.70	1,695	0.00%	0.54%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2022	1.00%	347,866	15.45	5,375,344	0.00%	-37.15%
2021	1.00%	369,621	24.59	9,088,070	0.00%	17.94%
2020	1.00%	377,880	20.85	7,877,815	0.00%	40.34%
2019	1.00%	341	14.85	5,067	0.00%	32.25%
2018	1.00%	318	11.23	3,591	0.08%	-1.14%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2022	1.00%	248,661	5.39	1,340,211	0.00%	-39.26%
2021	1.00%	256,136	8.87	2,272,971	0.00%	10.73%
2020	1.00%	321,517	8.01	2,576,716	0.19%	65.37%
2019	1.00%	319	4.85	1,546	0.00%	26.16%
2018	1.00%	339	3.84	1,301	0.00%	1.05%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2022	1.00%	107,087	6.17	660,743	0.00%	-36.71%
2021	1.00%	110,030	9.75	1,072,660	0.00%	3.17%
2020	1.00%	112,524	9.45	1,063,301	0.00%	62.99%
2019	1.00%	109	5.80	631	0.00%	28.96%
2018	1.00%	113	4.50	508	0.00%	-8.35%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	1.00%	26,600	3.69	98,158	1.39%	-5.14%
2021	1.00%	28,167	3.89	109,579	0.84%	26.88%
2020	1.00%	24,445	3.07	74,950	1.55%	1.70%
2019	1.00%	27	3.01	80	1.25%	22.68%
2018	1.00%	27	2.46	66	0.99%	-6.46%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2022	1.00%	12,729	41.32	525,967	0.00%	-38.47%
2021	1.00%	13,524	67.15	908,188	0.00%	-5.99%
2020	1.00%	13,600	71.43	971,457	0.00%	61.03%
2019	1.00%	17	44.36	768	0.00%	37.64%
2018	1.00%	20	32.23	632	0.00%	-7.99%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2022	1.00%	106,500	7.62	811,543	0.00%	-21.59%
2021	1.00%	107,158	9.72	1,041,442	0.04%	23.54%
2020	1.00%	110,982	7.87	873,114	0.46%	19.80%
2019	1.00%	158	6.57	1,039	0.30%	30.16%
2018	1.00%	207	5.05	1,045	0.19%	-8.01%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2022	1.00%	6,935	23.73	164,604	1.18%	-18.09%
2021	1.00%	7,654	28.98	221,773	0.72%	14.62%
2020	1.00%	7,432	25.28	187,885	1.18%	11.41%
2019	1.00%	8	22.69	175	1.56%	18.66%
2018	1.00%	8	19.12	151	1.42%	-4.83%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	1.00%	156,990	2.69	422,925	1.48%	-25.50%
2021	1.00%	169,610	3.62	613,343	0.16%	7.67%
2020	1.00%	167,030	3.36	560,997	0.51%	24.63%
2019	1.00%	208	2.69	560	0.89%	27.14%
2018	1.00%	232	2.12	491	1.28%	-16.21%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	1.00%	48,186	3.41	164,328	1.77%	-13.60%
2021	1.00%	49,703	3.95	196,187	1.09%	22.42%
2020	1.00%	49,915	3.22	160,939	1.77%	10.70%
2019	1.00%	65	2.91	190	2.08%	22.72%
2018	1.00%	67	2.37	159	1.92%	-7.78%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	1.00%	1,721	14.60	25,119	4.98%	-13.94%
2021	1.00%	1,826	16.96	30,967	3.08%	5.21%
2020	1.00%	2,085	16.12	33,615	1.35%	8.46%
2019	1.00%	2	14.86	33	1.70%	7.82%
2018	1.00%	5	13.79	72	2.85%	-3.77%
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)
2022	1.00%	1,202	21.17	25,440	2.18%	-1.25%
2021	1.00%	649	21.44	13,909	1.52%	20.50%
2020	1.00%	299	17.79	5,320	1.86%	1.60%
2019	1.00%	1	17.51	12	0.73%	26.21%
2018	1.00%	-	13.88	-	0.00%	-8.92%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2022	1.00%	3,729	39.19	146,145	0.00%	-33.05%
2021	1.00%	4,184	58.54	244,922	0.00%	21.93%
2020	1.00%	4,308	48.01	206,818	0.00%	48.36%
2019	1.00%	3	32.36	113	0.00%	33.24%
2018	1.00%	3	24.29	64	0.24%	-0.25%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2022	1.00%	165,090	6.37	1,051,220	2.07%	-0.46%
2021	1.00%	179,923	6.40	1,150,929	1.76%	23.27%
2020	1.00%	173,923	5.19	902,519	2.32%	-0.03%
2019	1.00%	186	5.19	966	2.13%	25.77%
2018	1.00%	193	4.13	795	1.65%	-10.02%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2022	1.00%	832	18.85	15,676	4.83%	-12.32%
2021	1.00%	832	21.49	17,878	4.87%	4.40%
2020	1.00%	832	20.59	17,129	5.16%	0.96%
2019	1.00%	1	20.39	17	4.69%	13.15%
2018	1.00%	1	18.02	23	4.47%	-4.91%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2022	1.00%	33,396	3.33	111,105	1.53%	-8.86%
2021	1.00%	36,270	3.65	132,394	1.23%	24.08%
2020	1.00%	35,756	2.94	105,184	2.40%	-1.26%
2019	1.00%	30	2.98	90	2.23%	23.99%
2018	1.00%	72	2.40	173	2.16%	-9.77%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2022	1.00%	48,896	3.24	158,462	0.40%	-20.48%
2021	1.00%	52,390	4.08	213,502	0.09%	26.38%
2020	1.00%	52,563	3.22	169,497	0.49%	22.73%
2019	1.00%	56	2.63	147	0.75%	29.73%
2018	1.00%	56	2.03	114	0.78%	-2.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2022	1.00%	1,683	26.67	44,876	1.39%	-6.82%
2021	1.00%	1,647	28.62	47,129	0.74%	28.09%
2020	1.00%	1,668	22.34	37,267	1.08%	0.86%
2019	1.00%	1	22.15	24	1.06%	26.81%
2018	1.00%	1	17.47	19	0.40%	-20.30%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2022	1.00%	2,376	15.54	36,923	2.86%	-13.71%
2021	1.00%	3,799	18.01	68,419	3.01%	0.72%
2020	1.00%	2,260	17.88	40,409	3.29%	6.31%
2019	1.00%	3	16.82	54	3.08%	8.43%
2018	1.00%	2	15.51	25	2.99%	-2.94%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	1.00%	1,102,701	8.54	9,414,306	1.34%	-19.13%
2021	1.00%	1,120,448	10.56	11,828,567	1.14%	27.13%
2020	1.00%	1,225,078	8.30	10,172,809	1.58%	16.83%
2019	1.00%	1,286	7.11	9,139	1.72%	29.88%
2018	1.00%	1,345	5.47	7,409	1.65%	-5.69%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	1.00%	356,920	6.28	2,240,575	0.54%	-23.64%
2021	1.00%	406,572	8.22	3,342,372	0.75%	25.73%
2020	1.00%	421,308	6.54	2,754,649	1.07%	22.91%
2019	1.00%	437	5.32	2,324	1.48%	33.02%
2018	1.00%	500	4.00	2,000	1.81%	-5.44%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	1.00%	11,171	36.93	412,545	0.92%	-17.48%
2021	1.00%	9,854	44.75	440,954	0.66%	24.89%
2020	1.00%	10,587	35.83	379,349	1.09%	9.54%
2019	1.00%	11	32.71	354	0.84%	21.00%
2018	1.00%	15	27.04	397	0.75%	-9.87%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2022	1.00%	68,462	3.60	246,346	0.00%	-32.54%
2021	1.00%	68,153	5.33	363,506	0.28%	37.31%
2020	1.00%	70,489	3.88	273,814	0.00%	44.35%
2019	1.00%	66	2.69	178	0.00%	53.43%
2018	1.00%	64	1.75	114	0.00%	-9.79%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2022	1.00%	79,222	3.69	292,312	5.54%	-12.66%
2021	1.00%	80,480	4.22	339,980	4.95%	3.80%
2020	1.00%	81,025	4.07	329,737	5.74%	4.54%
2019	1.00%	83	3.89	325	6.05%	13.40%
2018	1.00%	85	3.43	293	8.00%	-4.46%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2022	1.00%	8,076	26.32	212,520	0.00%	-30.95%
2021	1.00%	8,632	38.11	328,964	0.00%	1.25%
2020	1.00%	10,748	37.64	404,580	0.00%	27.20%
2019	1.00%	11	29.59	328	0.00%	32.19%
2018	1.00%	13	22.39	290	0.00%	2.57%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2022	1.00%	32,487	3.28	106,423	1.83%	-14.61%
2021	1.00%	38,053	3.84	145,989	1.73%	17.33%
2020	1.00%	46,711	3.27	152,734	2.52%	-0.07%
2019	1.00%	47	3.27	153	2.21%	19.03%
2018	1.00%	61	2.75	170	2.94%	-9.24%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2022	1.00%	8,530	14.80	126,200	0.00%	-43.58%
2021	1.00%	7,472	26.22	195,935	0.00%	24.52%
2020	1.00%	7,070	21.06	148,887	0.73%	16.04%
2019	1.00%	3	18.15	53	0.54%	45.69%
2018	1.00%	5	12.46	62	0.00%	-26.92%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2022	1.00%	3,695	0.94	3,459	0.67%	-0.27%
2021	1.00%	4,422	0.94	4,151	0.00%	-0.99%
2020	1.00%	5,098	0.95	4,833	0.08%	-0.93%
2019	1.00%	8	0.96	8	0.88%	-0.14%
2018	1.00%	10	0.96	9	0.57%	0.00%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2022	1.00%	2,982	0.49	1,460	0.00%	33.50%
2020	1.00%	587	0.50	292	0.00%	-38.62%
2018	1.00%	-	1.14	-	0.00%	-3.39%
Rydex Variable Trust - Biotechnology Fund (RBF)
2022	1.00%	2,956	41.80	123,548	0.00%	-14.17%
2021	1.00%	3,030	48.70	147,573	0.00%	0.41%
2020	1.00%	2,949	48.50	143,031	0.00%	20.11%
2019	1.00%	3	40.38	122	0.00%	23.43%
2018	1.00%	4	32.72	138	0.00%	-10.33%
Rydex Variable Trust - Banking Fund (RBKF)
2022	1.00%	305	9.08	2,766	1.61%	-17.84%
2021	1.00%	305	11.05	3,366	0.44%	32.16%
2020	1.00%	305	8.36	2,551	0.98%	-9.37%
2019	1.00%	-	9.23	3	1.32%	27.12%
2018	1.00%	3	7.26	24	0.59%	-19.96%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2022	1.00%	3,980	30.59	121,738	0.57%	-10.55%
2021	1.00%	4,040	34.20	138,145	0.57%	21.71%
2020	1.00%	3,980	28.09	111,816	1.29%	18.56%
2019	1.00%	5	23.70	116	0.00%	20.22%
2018	1.00%	5	19.71	107	0.56%	-18.28%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2022	1.00%	3,950	34.36	135,721	0.71%	-1.89%
2021	1.00%	3,983	35.03	139,514	0.86%	9.52%
2020	1.00%	4,127	31.98	131,993	0.75%	6.50%
2019	1.00%	7	30.03	202	0.92%	21.11%
2018	1.00%	7	24.79	185	0.74%	-13.02%
Rydex Variable Trust - Electronics Fund (RELF)
2022	1.00%	320	35.17	11,249	0.00%	-33.37%
2021	1.00%	583	52.78	30,760	0.00%	36.88%
2020	1.00%	1,667	38.56	64,279	0.00%	54.41%
2019	1.00%	2	24.97	47	0.00%	57.70%
2018	1.00%	2	15.84	24	0.00%	-13.54%
Rydex Variable Trust - Energy Fund (RENF)
2022	1.00%	27,982	18.11	506,873	1.29%	46.82%
2021	1.00%	11,420	12.34	140,897	0.64%	48.96%
2020	1.00%	11,692	8.28	96,839	1.31%	-34.83%
2019	1.00%	16	12.71	208	0.22%	5.75%
2018	1.00%	17	12.02	210	0.47%	-26.21%
Rydex Variable Trust - Energy Services Fund (RESF)
2022	1.00%	28,423	6.17	175,258	0.00%	41.15%
2021	1.00%	27,438	4.37	119,863	0.23%	16.34%
2020	1.00%	25,081	3.76	94,179	0.83%	-37.96%
2019	1.00%	22	6.05	133	0.00%	-1.06%
2018	1.00%	24	6.12	149	3.30%	-46.17%
Rydex Variable Trust - Financial Services Fund (RFSF)
2022	1.00%	1,491	16.03	23,899	0.58%	-18.93%
2021	1.00%	1,606	19.77	31,747	0.36%	33.92%
2020	1.00%	1,493	14.76	22,040	0.97%	-1.10%
2019	1.00%	2	14.93	24	0.86%	26.80%
2018	1.00%	2	11.77	19	0.86%	-13.20%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Health Care Fund (RHCF)
2022	1.00%	3,335	40.22	134,119	0.00%	-12.88%
2021	1.00%	3,321	46.16	153,295	0.00%	17.66%
2020	1.00%	3,194	39.23	125,316	0.00%	17.50%
2019	1.00%	4	33.39	125	0.00%	21.35%
2018	1.00%	4	27.52	122	0.00%	0.26%
Rydex Variable Trust - Internet Fund (RINF)
2022	1.00%	1	31.06	44	0.00%	-45.39%
2021	1.00%	44	56.88	2,525	0.00%	-5.61%
2020	1.00%	52	60.26	3,134	0.00%	58.62%
2019	1.00%	4	37.99	168	0.00%	24.22%
2018	1.00%	4	30.59	135	0.00%	-4.17%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2022	1.00%	29	0.27	8	0.00%	44.76%
2021	1.00%	29	0.18	5	0.00%	-0.04%
2020	1.00%	29	0.19	5	0.36%	-21.87%
2019	1.00%	-	0.24	-	0.00%	-14.16%
2018	1.00%	-	0.28	-	0.00%	3.70%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2022	1.00%	511	11.65	5,955	0.00%	-13.94%
2021	1.00%	511	13.53	6,919	0.22%	17.53%
2020	1.00%	1,768	11.51	20,357	1.75%	-0.76%
2019	1.00%	3	11.60	33	1.11%	27.15%
2018	1.00%	3	9.12	26	0.38%	-19.86%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2022	1.00%	263	14.16	3,722	0.00%	-43.56%
2021	1.00%	263	25.09	6,594	0.00%	-14.95%
2020	1.00%	834	29.49	24,599	0.74%	39.07%
2019	1.00%	4	21.21	79	1.51%	37.65%
2018	1.00%	4	15.41	68	0.00%	-23.71%
Rydex Variable Trust - Leisure Fund (RLF)
2022	1.00%	6	24.88	155	0.00%	-28.29%
2021	1.00%	6	34.70	215	0.00%	-0.08%
2020	1.00%	6	34.72	208	0.00%	19.81%
2019	1.00%	-	28.98	-	0.25%	27.99%
2018	1.00%	-	22.64	-	0.22%	-14.31%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2022	1.00%	6,003	6.78	40,719	0.00%	-23.96%
2021	1.00%	6,089	8.92	54,321	0.00%	33.91%
2020	1.00%	6,188	6.66	41,224	0.85%	9.59%
2019	1.00%	10	6.08	63	0.97%	34.75%
2018	1.00%	12	4.51	55	0.25%	-20.18%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2022	1.00%	8,472	4.49	38,022	0.00%	-34.12%
2021	1.00%	8,446	6.81	57,540	0.07%	17.82%
2020	1.00%	8,446	5.78	48,837	0.00%	18.85%
2019	1.00%	11	4.87	55	0.00%	34.02%
2018	1.00%	11	3.63	41	0.00%	-20.39%
Rydex Variable Trust - Nova Fund (RNF)
2022	1.00%	275	44.31	12,166	0.38%	-30.96%
2021	1.00%	331	64.18	21,261	0.51%	40.77%
2020	1.00%	275	45.59	12,538	0.89%	18.84%
2019	1.00%	-	38.37	11	1.36%	43.60%
2018	1.00%	-	26.72	7	0.18%	-11.20%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2022	1.00%	9,867	72.18	712,176	0.00%	-34.80%
2021	1.00%	10,470	110.70	1,159,046	0.00%	24.29%
2020	1.00%	10,470	89.06	932,474	0.29%	43.52%
2019	1.00%	11	62.06	664	0.13%	35.50%
2018	1.00%	11	45.80	507	0.00%	-2.78%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Precious Metals Fund (RPMF)
2022	1.00%	34,570	11.73	405,549	0.48%	-11.97%
2021	1.00%	33,930	13.33	452,156	4.20%	-10.10%
2020	1.00%	35,130	14.82	520,716	7.17%	32.96%
2019	1.00%	38	11.15	419	0.00%	50.68%
2018	1.00%	37	7.40	277	4.70%	-17.41%
Rydex Variable Trust - Real Estate Fund (RREF)
2022	1.00%	735	21.34	15,694	1.03%	-28.12%
2021	1.00%	1,048	29.69	31,118	0.61%	32.74%
2020	1.00%	1,023	22.37	22,882	3.53%	-6.75%
2019	1.00%	1	23.99	15	1.97%	23.20%
2018	1.00%	1	19.47	18	1.02%	-8.25%
Rydex Variable Trust - Retailing Fund (RRF)
2022	1.00%	4	31.57	116	0.00%	-27.25%
2021	1.00%	4	43.40	160	0.00%	10.64%
2020	1.00%	4	39.23	157	0.00%	42.24%
2019	1.00%	-	27.58	-	0.00%	23.24%
2018	1.00%	-	22.38	-	0.00%	-4.20%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2018	1.00%	-	1.87	-	0.00%	-13.82%
Rydex Variable Trust - Technology Fund (RTEC)
2022	1.00%	883	35.86	31,680	0.00%	-36.89%
2021	1.00%	882	56.82	50,142	0.00%	19.30%
2020	1.00%	894	47.63	42,578	0.00%	47.76%
2019	1.00%	1	32.23	28	0.00%	38.36%
2018	1.00%	1	23.30	21	0.00%	-2.47%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2018	1.00%	-	11.92	-	0.00%	-6.29%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2022	1.00%	5,824	50.34	293,164	0.00%	-40.37%
2021	1.00%	4,517	84.42	381,311	0.00%	56.71%
2020	1.00%	4,873	53.87	262,497	0.63%	16.92%
2019	1.00%	5	46.07	212	0.00%	60.90%
2018	1.00%	5	28.63	145	0.05%	-16.26%
Rydex Variable Trust - Transportation Fund (RTRF)
2022	1.00%	4	31.08	112	0.00%	-35.67%
2021	1.00%	4	48.32	174	0.00%	20.96%
2020	1.00%	4	39.94	160	0.22%	39.23%
2019	1.00%	2	28.69	49	0.00%	21.03%
2018	1.00%	2	23.70	41	0.00%	-20.87%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2022	1.00%	6,281	0.08	508	0.00%	15.44%
2021	1.00%	6,281	0.07	440	0.00%	-25.19%
2020	1.00%	6,281	0.09	588	0.67%	-25.77%
2019	1.00%	6	0.13	1	0.77%	-23.68%
2018	1.00%	11	0.17	2	0.00%	6.25%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2022	1.00%	2,559	1.34	3,418	1.38%	-41.42%
2021	1.00%	10,024	2.28	22,862	0.36%	-8.41%
2020	1.00%	13,930	2.49	34,690	0.07%	20.75%
2019	1.00%	14	2.06	29	1.19%	15.62%
2018	1.00%	14	1.78	25	1.58%	-6.32%
Rydex Variable Trust - Utilities Fund (RUTL)
2022	1.00%	2,362	33.25	78,546	0.94%	0.04%
2021	1.00%	1,925	33.24	63,989	1.59%	13.38%
2020	1.00%	1,913	29.32	56,085	1.77%	-6.08%
2019	1.00%	2	31.21	60	0.22%	17.83%
2018	1.00%	3	26.49	72	1.51%	2.75%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	1.00%	93	10.08	941	0.99%	-4.36%
2021	1.00%	56	10.54	592	0.00%	7.03%
2020	1.00%	56	9.85	552	1.30%	6.32%
2019	1.00%	-	9.27	1	0.22%	3.97%
2018	1.00%	2	8.91	14	0.00%	-6.01%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2022	1.00%	50,258	3.13	157,184	6.76%	21.66%
2021	1.00%	4,221	2.57	10,850	0.00%	38.16%
2020	1.00%	5,678	1.86	10,565	0.91%	-23.49%
2019	1.00%	4	2.43	9	1.56%	14.10%
2018	1.00%	3	2.13	7	3.33%	-16.14%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2022	1.00%	6,353	137.92	876,206	0.00%	-61.43%
2021	1.00%	8,252	357.58	2,950,811	0.00%	51.92%
2020	1.00%	8,582	235.37	2,019,920	0.23%	85.01%
2019	1.00%	9	127.22	1,154	0.15%	78.71%
2018	1.00%	14	71.19	1,021	0.00%	-10.22%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2022	1.00%	234,687	0.08	17,989	0.00%	4.02%
2021	1.00%	234,015	0.07	17,245	0.00%	-35.97%
2018	1.00%	-	0.34	-	0.00%	0.00%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2022	1.00%	6	0.77	5	0.00%	7.99%
2021	1.00%	6	0.71	5	0.00%	-24.00%
2020	1.00%	6	0.93	6	0.01%	-25.64%
2019	1.00%	-	1.26	-	0.43%	-21.10%
2018	1.00%	-	1.59	-	0.00%	9.66%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2018	1.00%	-	1.47	1	0.00%	10.53%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2022	1.00%	6,814	34.94	238,077	0.00%	-29.06%
2021	1.00%	6,914	49.26	340,553	0.00%	26.32%
2020	1.00%	6,959	38.99	271,364	0.00%	26.06%
2019	1.00%	6	30.93	180	0.00%	25.34%
2018	1.00%	5	24.68	125	0.00%	-6.59%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2022	1.00%	938	29.35	27,512	0.93%	-3.52%
2021	1.00%	1,161	30.41	35,325	0.60%	31.00%
2020	1.00%	1,000	23.22	23,218	1.88%	-11.45%
2019	1.00%	1	26.22	35	0.74%	22.04%
2018	1.00%	3	21.48	59	0.97%	-14.22%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2022	1.00%	1,723	56.77	97,830	0.00%	-21.28%
2021	1.00%	700	72.12	50,509	0.00%	39.20%
2020	1.00%	1,338	51.81	69,318	0.71%	0.72%
2019	1.00%	2	51.44	83	0.75%	46.00%
2018	1.00%	2	35.23	65	0.18%	-15.09%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2022	1.00%	469	32.07	15,050	0.00%	-23.39%
2021	1.00%	472	41.86	19,740	0.00%	11.10%
2020	1.00%	469	37.68	17,671	0.00%	29.17%
2019	1.00%	-	29.17	14	0.00%	14.26%
2018	1.00%	-	25.53	12	0.00%	-15.69%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2022	1.00%	17	32.23	545	0.00%	-6.16%
2018	1.00%	-	20.50	-	0.00%	-19.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2022	1.00%	367	26.75	9,815	0.00%	-30.60%
2021	1.00%	373	38.55	14,373	0.00%	17.98%
2020	1.00%	370	32.67	12,090	0.00%	14.61%
2019	1.00%	-	28.51	11	0.00%	11.45%
2018	1.00%	-	25.58	10	0.00%	-9.93%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2018	1.00%	1	16.08	11	0.00%	-21.37%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2022	1.00%	1	8.16	5	0.00%	14.53%
2021	1.00%	1	7.12	4	0.00%	9.99%
2020	1.00%	1	6.47	6	0.87%	-14.89%
2019	1.00%	-	7.61	-	0.85%	3.57%
2018	1.00%	-	7.35	-	0.00%	10.69%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2022	1.00%	2	4.29	8	0.00%	-19.26%
2021	1.00%	2	5.31	9	0.00%	-14.83%
2020	1.00%	2	6.23	12	0.44%	8.60%
2019	1.00%	-	5.74	-	0.87%	-5.79%
2018	1.00%	-	6.09	-	0.00%	-12.63%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2022	1.00%	3,084	24.88	76,719	0.92%	-21.34%
2021	1.00%	3,242	31.63	102,543	0.67%	26.47%
2020	1.00%	3,476	25.01	86,930	1.78%	12.72%
2019	1.00%	3	22.19	56	0.93%	27.68%
2018	1.00%	3	17.38	50	0.90%	-10.27%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2022	1.00%	4,095	21.12	86,506	5.49%	-10.45%
2021	1.00%	2,617	23.59	61,731	4.73%	3.34%
2020	1.00%	2,573	22.83	58,730	6.01%	2.29%
2019	1.00%	3	22.31	64	5.83%	12.38%
2018	1.00%	3	19.86	101	5.00%	-4.29%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2022	1.00%	6,256	24.81	155,220	1.89%	-2.66%
2021	1.00%	6,688	25.49	170,444	2.22%	17.71%
2020	1.00%	6,271	21.65	135,781	3.25%	-0.85%
2019	1.00%	9	21.84	189	2.90%	23.85%
2018	1.00%	11	17.63	202	2.44%	-8.51%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2022	1.00%	128,423	9.53	1,224,323	1.40%	0.45%
2021	1.00%	149,986	9.49	1,423,529	0.01%	-0.99%
2020	1.00%	152,698	9.59	1,463,732	0.28%	-0.71%
2019	1.00%	149	9.65	1,438	1.90%	0.88%
2018	1.00%	181	9.57	1,737	1.54%	0.53%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2022	1.00%	17,444	3.51	61,260	0.00%	-14.18%
2021	1.00%	17,390	4.09	71,159	0.20%	11.18%
2020	1.00%	18,696	3.68	68,810	0.26%	13.32%
2019	1.00%	28	3.25	92	0.04%	31.19%
2018	1.00%	32	2.48	80	0.00%	0.00%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2022	1.00%	7,822	3.48	27,247	0.07%	-15.30%
2021	1.00%	7,826	4.11	32,189	0.26%	21.64%
2020	1.00%	7,830	3.38	26,473	0.50%	7.86%
2019	1.00%	8	3.13	25	0.22%	23.79%
2018	1.00%	8	2.53	20	0.11%	-12.46%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2022	1.00%	159,253	3.34	531,777	2.93%	-25.68%
2021	1.00%	159,781	4.49	717,913	2.76%	24.46%
2020	1.00%	160,505	3.61	579,436	4.28%	-13.19%
2019	1.00%	234	4.16	974	4.67%	21.78%
2018	1.00%	258	3.41	881	3.81%	-7.34%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2022	1.00%	64,963	1.75	113,586	0.00%	-40.55%
2021	1.00%	63,080	2.94	185,514	0.00%	13.27%
2020	1.00%	98,033	2.60	254,527	0.00%	44.66%
2019	1.00%	101	1.79	182	0.00%	34.53%
2018	1.00%	100	1.33	134	0.00%	-1.48%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2022	1.00%	36,598	26.71	977,682	1.25%	-17.23%
2021	1.00%	36,311	32.28	1,171,997	0.91%	16.03%
2020	1.00%	36,227	27.82	1,007,736	1.85%	13.17%
2019	1.00%	35	24.58	865	1.98%	21.37%
2018	1.00%	31	20.25	619	2.14%	-0.34%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2022	1.00%	486,143	11.22	5,456,714	0.20%	-16.78%
2021	1.00%	503,613	13.49	6,792,249	0.32%	15.67%
2020	1.00%	568,916	11.66	6,633,633	0.07%	18.29%
2019	1.00%	660	9.86	6,505	0.20%	34.14%
2018	1.00%	777	7.35	5,710	0.24%	-1.34%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2022	1.00%	9,105	37.54	341,807	0.19%	-34.21%
2021	1.00%	9,739	57.07	555,780	0.00%	21.67%
2020	1.00%	12,386	46.90	580,915	0.28%	38.01%
2019	1.00%	13	33.98	446	0.16%	35.80%
2018	1.00%	11	25.02	283	0.00%	0.93%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2022	1.00%	885,244	5.90	5,224,568	1.04%	-20.21%
2021	1.00%	950,741	7.40	7,032,569	0.52%	16.91%
2020	1.00%	992,994	6.33	6,282,446	0.73%	18.87%
2019	1.00%	1,063	5.32	5,656	1.00%	27.76%
2018	1.00%	1,103	4.17	4,610	1.12%	-7.74%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2022	1.00%	218,873	4.35	952,735	1.76%	-9.51%
2021	1.00%	230,909	4.81	1,110,805	1.16%	12.45%
2020	1.00%	227,646	4.28	973,822	1.32%	15.14%
2019	1.00%	269	3.72	998	1.93%	25.75%
2018	1.00%	279	2.95	823	1.76%	-15.95%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2022	1.00%	634,887	6.89	4,372,579	0.16%	-30.59%
2021	1.00%	672,278	9.92	6,670,372	0.10%	19.14%
2020	1.00%	721,447	8.33	6,008,482	0.41%	31.63%
2019	1.00%	763	6.33	4,825	0.46%	34.17%
2018	1.00%	818	4.72	3,880	0.54%	-3.48%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2022	1.00%	2,754	23.39	64,422	1.31%	-6.50%
2021	1.00%	2,753	25.02	68,883	0.45%	18.54%
2020	1.00%	2,754	21.11	58,126	1.13%	-1.91%
2019	1.00%	4	21.52	86	1.13%	29.05%
2018	1.00%	4	16.67	69	0.98%	-14.51%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	1.00%	12,845	27.32	350,892	3.33%	-15.96%
2021	1.00%	12,909	32.51	419,631	1.87%	4.42%
2020	1.00%	12,742	31.13	396,673	2.66%	-2.26%
2019	1.00%	13	31.85	406	0.90%	16.97%
2018	1.00%	14	27.23	375	1.75%	-19.37%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Lazard Retirement International Equity - Service (LZRIES)
2022	1.00%	2,449	18.20	44,584	3.12%	-15.85%
2021	1.00%	2,918	21.63	63,131	0.73%	4.78%
2020	1.00%	5,240	20.65	108,186	2.46%	7.16%
2019	1.00%	4	19.27	72	0.35%	19.80%
2018	1.00%	4	16.08	60	1.58%	-14.79%
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)
2022	1.00%	105,069	4.20	441,024	0.00%	-16.36%
2021	1.00%	110,299	5.02	553,507	0.05%	18.68%
2020	1.00%	111,094	4.23	469,755	0.19%	5.70%
2019	1.00%	114	4.00	455	0.00%	28.63%
2018	1.00%	136	3.11	424	0.02%	-14.09%
LMCBV Aggressive Growth I (LPVCAI)
2022	1.00%	513	22.73	11,652	0.46%	-27.15%
2021	1.00%	513	31.20	15,993	0.16%	9.20%
2020	1.00%	513	28.57	14,655	0.83%	16.84%
2019	1.00%	1	24.45	13	0.60%	23.83%
2018	1.00%	2	19.74	32	0.48%	-9.28%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2022	1.00%	1,871	28.14	52,648	1.54%	-9.01%
2021	1.00%	1,639	30.92	50,674	1.55%	25.54%
2020	1.00%	1,639	24.63	40,374	1.45%	6.60%
2019	1.00%	2	23.11	43	1.68%	30.28%
2018	1.00%	2	17.74	28	1.61%	-5.79%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2022	1.00%	4,291	33.40	143,329	0.00%	-32.92%
2021	1.00%	4,434	49.79	220,751	0.00%	20.73%
2020	1.00%	4,457	41.24	183,817	0.02%	29.44%
2019	1.00%	4	31.86	123	0.36%	30.85%
2018	1.00%	4	24.35	95	0.32%	-0.98%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2022	1.00%	2,662	18.81	50,087	6.87%	-14.58%
2021	1.00%	2,530	22.03	55,725	4.55%	0.32%
2020	1.00%	2,422	21.96	53,176	4.21%	6.25%
2019	1.00%	2	20.66	47	5.50%	13.25%
2018	1.00%	2	18.25	40	5.41%	-4.85%
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2022	1.00%	95,380	4.93	470,203	0.87%	-14.41%
2021	1.00%	94,706	5.76	545,480	0.74%	24.37%
2020	1.00%	91,493	4.63	423,709	1.15%	14.27%
2019	1.00%	92	4.05	375	1.60%	25.19%
2018	1.00%	94	3.24	303	1.88%	-5.54%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2022	1.00%	140,891	3.60	507,585	1.32%	-10.34%
2021	1.00%	144,057	4.02	578,837	1.09%	27.74%
2020	1.00%	140,900	3.15	443,217	1.48%	1.68%
2019	1.00%	185	3.09	572	1.67%	21.27%
2018	1.00%	260	2.55	664	1.40%	-9.25%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	1.00%	2,943	3.39	9,962	0.00%	-29.44%
2021	1.00%	2,943	4.80	14,120	0.00%	11.87%
2020	1.00%	2,943	4.29	12,624	0.00%	38.59%
2019	1.00%	3	3.10	9	0.00%	31.43%
2018	1.00%	12	2.35	29	0.00%	-7.48%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2022	1.00%	10,705	4.12	44,109	0.49%	-10.65%
2021	1.00%	14,440	4.61	66,593	0.65%	31.48%
2020	1.00%	12,859	3.51	45,104	1.30%	-3.59%
2019	1.00%	10	3.64	37	0.53%	15.58%
2018	1.00%	11	3.15	36	0.84%	-16.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	1.00%	12,265	36.56	448,364	0.44%	-19.26%
2021	1.00%	12,177	45.28	551,359	0.38%	22.25%
2020	1.00%	12,359	37.04	457,743	0.61%	18.37%
2019	1.00%	13	31.29	420	0.60%	24.63%
2018	1.00%	1	25.10	20	0.48%	-6.69%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	1.00%	138,166	1.40	193,722	3.85%	-6.13%
2021	1.00%	139,158	1.49	207,847	2.59%	-0.26%
2020	1.00%	139,953	1.50	209,579	2.36%	2.43%
2019	1.00%	141	1.46	206	1.99%	2.65%
2018	1.00%	142	1.42	202	1.57%	0.00%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2022	1.00%	203,575	13.78	2,805,261	1.40%	-11.24%
2021	1.00%	217,816	15.53	3,381,687	1.26%	29.01%
2020	1.00%	230,248	12.03	2,770,977	5.51%	-8.18%
2019	1.00%	260	13.11	3,408	1.42%	-3.81%
2018	1.00%	285	13.63	3,952	1.79%	-8.89%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2022	0.79%	2,232,641	17.80	39,730,282	0.00%	-23.17%
2021	0.79%	2,410,756	23.16	55,835,009	0.00%	28.65%
2020	0.79%	2,669,974	18.00	48,069,205	0.18%	-1.98%
2019	0.79%	2,960	18.37	54,367	0.76%	7.02%
2018	0.79%	3,243	17.16	56,026	0.31%	-3.43%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	1.00%	1,526	17.95	27,391	7.78%	-12.72%
2021	1.00%	1,527	20.56	31,400	11.10%	15.08%
2020	1.00%	1,527	17.87	27,284	4.97%	6.94%
2019	1.00%	2	16.71	29	2.90%	10.78%
2018	1.00%	2	15.08	32	3.26%	-6.39%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2022	1.00%	1,431	16.74	23,965	4.82%	-16.55%
2021	1.00%	1,652	20.07	33,151	4.49%	-3.53%
2020	1.00%	1,791	20.80	37,252	4.59%	5.64%
2019	1.00%	2	19.69	35	4.42%	13.63%
2018	1.00%	2	17.33	31	4.14%	-5.66%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2022	1.00%	249	16.35	4,078	1.49%	-11.05%
2021	1.00%	249	18.38	4,584	1.58%	-2.93%
2020	1.00%	249	18.93	4,715	5.95%	4.51%
2019	1.00%	-	18.12	5	1.82%	5.94%
2018	1.00%	1	17.10	11	1.32%	1.06%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2022	1.00%	1,614	13.74	22,173	1.47%	-11.89%
2021	1.00%	2,263	15.59	35,277	4.98%	-5.11%
2020	1.00%	2,015	16.43	33,108	2.44%	9.02%
2019	1.00%	2	15.07	29	2.46%	5.07%
2018	1.00%	1	14.34	21	4.33%	-5.16%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2022	1.00%	2,082	19.11	39,773	5.05%	-11.17%
2021	1.00%	2,540	21.51	54,626	4.45%	2.60%
2020	1.00%	4,561	20.96	95,618	4.83%	4.69%
2019	1.00%	5	20.02	90	4.89%	13.58%
2018	1.00%	2	17.63	37	5.09%	-3.61%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	1.00%	4,952	12.17	60,273	1.63%	-6.68%
2021	1.00%	6,443	13.04	84,025	0.52%	-1.91%
2020	1.00%	6,414	13.30	85,277	1.20%	1.97%
2019	1.00%	7	13.04	94	2.77%	2.99%
2018	1.00%	7	12.66	91	1.89%	-0.63%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2022	1.00%	11,165	15.93	177,830	2.05%	-29.58%
2021	1.00%	9,475	22.62	214,321	1.56%	-5.73%
2020	1.00%	10,275	23.99	246,534	1.67%	16.22%
2019	1.00%	8	20.64	173	2.06%	12.19%
2018	1.00%	8	18.40	155	2.40%	-3.36%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2022	1.00%	218,267	1.71	372,619	7.00%	-12.78%
2021	1.00%	220,163	1.96	430,924	5.02%	4.54%
2020	1.00%	273,050	1.87	511,252	1.43%	10.60%
2019	1.00%	287	1.69	487	1.67%	7.36%
2018	1.00%	301	1.58	475	2.46%	-3.07%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2022	1.00%	2	8.26	20	30.15%	7.54%
2021	1.00%	2	7.68	18	7.41%	32.02%
2020	1.00%	2	5.82	12	6.43%	0.34%
2019	1.00%	-	5.80	-	1.95%	10.32%
2018	1.00%	2	5.26	9	2.09%	-14.89%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2022	1.00%	292,735	1.64	478,801	2.62%	-15.15%
2021	1.00%	301,187	1.93	580,593	1.82%	-2.25%
2020	1.00%	294,562	1.97	580,885	2.19%	7.57%
2019	1.00%	552	1.83	1,012	2.96%	7.28%
2018	1.00%	296	1.71	506	2.55%	-1.72%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	1.00%	908	12.13	11,021	1.57%	-1.14%
2021	1.00%	1,582	12.27	19,414	0.95%	-1.05%
2020	1.00%	5,534	12.40	68,644	1.25%	1.22%
2019	1.00%	5	12.25	67	2.38%	1.77%
2018	1.00%	2	12.04	24	2.17%	0.50%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2022	1.00%	71,695	3.76	269,872	0.00%	-23.21%
2021	1.00%	75,078	4.90	368,003	0.00%	28.69%
2020	1.00%	76,617	3.81	291,831	0.00%	22.56%
2019	1.00%	74	3.11	230	0.00%	18.36%
2018	1.00%	82	2.63	215	0.00%	-9.93%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2022	1.00%	62,642	4.23	264,742	0.40%	-10.10%
2021	1.00%	61,884	4.70	290,914	1.43%	27.54%
2020	1.00%	62,652	3.69	230,934	0.80%	-8.08%
2019	1.00%	92	4.01	368	0.68%	17.49%
2018	1.00%	90	3.41	307	0.72%	-9.31%
Third Avenue Value (TAVV)
2022	1.00%	106,389	2.89	307,232	1.52%	14.96%
2021	1.00%	114,208	2.51	286,901	0.69%	20.85%
2020	1.00%	122,043	2.08	253,682	2.48%	-3.37%
2019	1.00%	155	2.15	333	0.26%	11.34%
2018	1.00%	173	1.93	335	1.86%	-21.22%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2022	1.00%	6,092	1.93	11,729	4.44%	-7.85%
2021	1.00%	6,546	2.09	13,678	4.94%	-5.01%
2020	1.00%	7,517	2.20	16,533	7.36%	7.84%
2019	1.00%	7	2.04	15	0.39%	11.50%
2018	1.00%	10	1.83	19	7.32%	-7.11%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	1.00%	117,859	2.35	277,108	0.28%	-25.13%
2021	1.00%	128,942	3.14	404,905	0.92%	-12.75%
2020	1.00%	128,446	3.60	462,267	2.04%	16.08%
2019	1.00%	138	3.10	428	0.45%	29.30%
2018	1.00%	141	2.40	338	0.30%	-24.29%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	1.00%	38,810	3.75	145,660	1.52%	7.32%
2021	1.00%	35,213	3.50	123,150	0.42%	17.74%
2020	1.00%	37,207	2.97	110,519	0.95%	17.93%
2019	1.00%	36	2.52	92	0.00%	10.76%
2018	1.00%	46	2.27	106	0.00%	-29.06%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2018 – 2019 and is presented unrounded for 2020 – 2022, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Jefferson National Financial Corporation)

2022 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments- Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 18, 2023

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2022	2021
Admitted assets
Invested assets
Bonds	$437,698	$391,731
Stocks	20,148	21,250
Mortgage loans, net of allowance	4,354	5,974
Policy loans	4,592	4,872
Cash, cash equivalents and short-term investments	52,200	103,611

Total invested assets	$518,992	$527,438
Accrued investment income	4,847	3,441
Deferred federal income tax assets, net	13,329	13,284
Other assets	9,718	6,636
Separate account assets	8,958,380	10,256,187

Total admitted assets	$9,505,266	$10,806,986

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$281,545	$271,119
Funds withheld and other payables on reinsurance	127,351	132,212
Borrowed money	—	17,936
Asset valuation reserve	3,833	3,664
Other liabilities	15,248	23,273
Separate account liabilities	8,958,380	10,256,187

Total liabilities	$9,386,357	$10,704,391

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Additional paid-in capital	42,165	42,165
Unassigned surplus	71,735	55,421

Total capital and surplus	$118,909	$102,595

Total liabilities, capital and surplus	$9,505,266	$10,806,986

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2022	2021	2020
Revenues
Premiums and annuity considerations	$931,511	$1,388,558	$988,559
Net investment income	17,308	16,894	16,858
Policyholder fee income	23,179	23,575	18,619
Other revenues	2,053	2,329	3,114

Total revenues	$974,051	$1,431,356	$1,027,150

Benefits and expenses
Benefits to policyholders and beneficiaries	$676,536	$643,229	$596,773
(Decrease) increase in reserves for future policy benefits and claims	(6,685)	(2,225)	870
Net transfers to separate accounts	272,767	758,484	403,098
Decrease in funds withheld	5,926	7,530	5,774
Other expenses	6,270	4,560	6,644

Total benefits and expenses	$954,814	$1,411,578	$1,013,159

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$19,237	$19,778	$13,991
Federal income tax expense (benefit)	1,957	1,954	(1,982)

Income before net realized capital (losses) gains on investments	$17,280	$17,824	$15,973
Net realized capital (losses) gains on investments, net of federal income tax expense of $81, $322 and $137 in 2022, 2021 and 2020, respectively, and excluding $18, $106 and $261 of net realized capital gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	(52)	150	(872)

Net income	$17,228	$17,974	$15,101

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2019	$5,009	$42,165	$5,163	$52,337
Change in reserve on account of change in valuation basis	—	—	10,567	10,567

Balance as of January 1, 2020	$5,009	$42,165	$15,730	$62,904
Net income	—	—	15,101	15,101
Change in asset valuation reserve	—	—	(12)	(12)
Change in net unrealized capital gains and losses net of tax (benefit) of ($2)	—	—	(1)	(1)
Change in deferred income taxes	—	—	1,235	1,235
Change in nonadmitted assets	—	—	2,552	2,552

Balance as of December 31, 2020	$5,009	$42,165	$34,605	$81,779
Cumulative effect of change in accounting principle	—	—	597	597

Balance as of January 1, 2021	$5,009	$42,165	$35,202	$82,376
Net income	—	—	17,974	17,974
Change in asset valuation reserve	—	—	(235)	(235)
Change in net unrealized capital gains and losses net of tax expense of $54	—	—	(229)	(229)
Change in deferred income taxes	—	—	2,071	2,071
Change in nonadmitted assets	—	—	638	638

Balance as of December 31, 2021	$5,009	$42,165	$55,421	$102,595
Net income	—	—	17,228	17,228
Change in asset valuation reserve	—	—	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	—	—	(578)	(578)
Change in deferred income taxes	—	—	2,756	2,756
Change in nonadmitted assets	—	—	(2,923)	(2,923)

Balance as of December 31, 2022	$5,009	$42,165	$71,735	$118,909

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2022	2021	2020
Cash flows from operating activities
Premiums collected, net of reinsurance	$931,511	$1,388,558	$988,559
Net investment income	15,582	16,715	16,519
Other revenue	24,197	24,947	22,710
Policy benefits and claims paid	(676,675)	(642,124)	(596,247)
Commissions, operating expenses and taxes, other than federal income tax paid	(12,304)	(12,442)	(13,016)
Net transfers to separate accounts	(272,722)	(758,546)	(403,433)
Federal income taxes paid	(1,092)	(1,306)	(77)

Net cash provided by operating activities	$8,497	$15,802	$15,015

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$25,470	$53,090	$38,026
Mortgage loans	1,620	1,923	969
Other invested assets	—	141	—

Investment proceeds	$27,090	$55,154	$38,995

Cost of investments acquired
Bonds and stocks	$(70,724)	$(16,971)	$(27,337)

Investments acquired	$(70,724)	$(16,971)	$(27,337)

Net decrease in policy loans	$243	$412	$449

Net cash (used in) provided by investing activities	$(43,391)	$38,595	$12,107

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	$17,139	$9,606	$6,191
Net change in borrowed money	(17,936)	(15,796)	(12,467)
Other cash (used) provided	(15,720)	5,384	(2,223)

Net cash used in financing activities and other miscellaneous sources	$(16,517)	$(806)	$(8,499)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(51,411)	$53,591	$18,623
Cash, cash equivalents and short-term investments at beginning of year	103,611	50,020	31,397

Cash, cash equivalents and short-term investments at end of year	$52,200	$103,611	$50,020

Non-cash activities
Exchange of bond investments	$—	$—	$7,573
See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company.

The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed in all states and the District of Columbia, except New York and is a wholly-owned subsidiary of Jefferson National Financial Corporation (“JN Financial”), a holding company incorporated in the state of Delaware. JN Financial is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets variable annuities including a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in seven mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 6.78% to 30.77% as of December 31, 2022. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement. The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $10,567.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under Statement of Statutory Accounting Principles No. (“SSAP”) 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The new method did not materially impact surplus as of December 31, 2020.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Recently Adopted Accounting Standards

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $597 as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through April 18, 2023, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,422	$—	$2,422	0%
At book value less current surrender charge of 5% or more	977	—	—	977	0%
At fair value	—	—	8,930,447	8,930,447	97%

Total with market value adjustment or at fair value	$977	$2,422	$8,930,447	$8,933,846	97%
At book value without adjustment (minimal or no charge or adjustment)	293,333	—	—	293,333	3%
Not subject to discretionary withdrawal	13,911	—	333	14,244	0%

Total, gross	$308,221	$2,422	$8,930,780	$9,241,423	100%
Less: Reinsurance ceded	(131,163)	—	—	(131,163)

Total, net	$177,058	$2,422	$8,930,780	$9,110,260

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$337	$—	$—	$337

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,047	$—	$2,047	0%
At book value less current surrender charge of 5% or more	532	—	—	532	0%
At fair value	—	—	10,218,214	10,218,214	97%

Total with market value adjustment or at fair value	$532	$2,047	$10,218,214	$10,220,793	97%
At book value without adjustment (minimal or no charge or adjustment)	303,091	—	—	303,091	3%
Not subject to discretionary withdrawal	14,540	—	488	15,028	0%

Total, gross	$318,163	$2,047	$10,218,702	$10,538,912	100%
Less: Reinsurance ceded	(135,510)	—	—	(135,510)

Total, net	$182,653	$2,047	$10,218,702	$10,403,402

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$183	$—	$—	$183

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
At fair value	$—	$25,059	$25,059	36%

Total with market value adjustment or at fair value	$—	$25,059	$25,059	36%
At book value without adjustment (minimal or no charge or adjustment)	45,519	—	45,519	64%

Total, gross	$45,519	$25,059	$70,578	100%
Less: Reinsurance ceded	(1,173)	—	(1,173)

Total, net	$44,346	$25,059	$69,405

December 31, 2021
Subject to discretionary withdrawal:
At fair value	$—	$35,273	$35,273	43%

Total with market value adjustment or at fair value	$—	$35,273	$35,273	43%
At book value without adjustment (minimal or no charge or adjustment)	46,625	—	46,625	57%

Total, gross	$46,625	$35,273	$81,898	100%
Less: Reinsurance ceded	(1,160)	—	(1,160)

Total, net	$45,465	$35,273	$80,738

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total
December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$55,469	79%
Not subject to discretionary withdrawal	14,980	21%

Total, gross	$70,449	100%
Less: Reinsurance ceded	(10,309)

Total, net	$60,140

December 31, 2021
At book value without adjustment (minimal or no charge or adjustment)	$37,973	71%
Not subject to discretionary withdrawal	15,446	29%

Total, gross	$53,419	100%
Less: Reinsurance ceded	(10,417)

Total, net	$43,002

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$207,965	$214,084
Supplemental contracts with life contingencies, net	13,440	14,033
Deposit-type contracts	60,140	43,002

Subtotal	$281,545	$271,119
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	8,958,260	10,256,022

Subtotal	$8,958,260	$10,256,022

Total annuity actuarial reserves and deposit fund liabilities, net	$9,239,805	$10,527,141

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$89,583	$157,341	$160,766

Subtotal	$89,583	$157,341	$160,766
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,474
Accidental death benefits	—	—	9
Disability - active lives	—	—	31
Disability - disabled lives	—	—	3,098
Miscellaneous reserves	—	—	1,836

Total, gross	$89,583	$157,341	$171,214
Less: reinsurance ceded	(89,583)	(157,341)	(171,214)

Total, net	$—	$—	$—

December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$92,166	$165,548	$169,199

Subtotal	$92,166	$165,548	$169,199
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,991
Accidental death benefits	—	—	11
Disability - active lives	—	—	39
Disability - disabled lives	—	—	3,220
Miscellaneous reserves	—	—	2,216

Total, gross	$92,166	$165,548	$180,676
Less: reinsurance ceded	(92,166)	(165,548)	(180,676)

Total, net	$—	$—	$—

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuity	$8,958,380	$—	$10,256,187	$—

Total	$8,958,380	$—	$10,256,187	$—

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$—	$934,121	$934,121

Reserves
For accounts with assets at:
Fair value	$2,422	$8,955,839	$8,958,261

Total reserves[1]	$2,422	$8,955,839	$8,958,261

By withdrawal characteristics:
With market value adjustment	$2,422	$—	$2,422
At fair value	—	8,955,506	8,955,506

Subtotal	$2,422	$8,955,506	$8,957,928
Not subject to discretionary withdrawal	—	333	333

Total reserves[1]	$2,422	$8,955,839	$8,958,261

1

The total reserves balance does not equal the liabilities related to separate accounts of $8,958,380 in the statutory statements of admitted assets, liabilities, capital and surplus by $119, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$—	$1,384,256	$1,384,256

Reserves
For accounts with assets at:
Fair value	$2,047	$10,253,975	$10,256,022

Total reserves[1]	$2,047	$10,253,975	$10,256,022

By withdrawal characteristics:
With market value adjustment	$2,047	$—	$2,047
At fair value	—	10,253,487	10,253,487

Subtotal	$2,047	$10,253,487	$10,255,534
Not subject to discretionary withdrawal	—	488	488

Total reserves[1]	$2,047	$10,253,975	$10,256,022

1

The total reserves balance does not equal the liabilities related to separate accounts of $10,256,187 in the statutory statements of admitted assets, liabilities, capital and surplus by $165, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$934,121	$1,384,256	$984,333
Transfers from separate accounts	(661,634)	(628,075)	(582,012)

Net transfers to separate accounts	$272,487	$756,181	$402,321
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	(4,557)	2,713	1,290
Other miscellaneous adjustments not included in the general account balance	4,837	(410)	(513)

Net transfers as reported in the statutory statements of operations	$272,767	$758,484	$403,098

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$9,888	$—	$649	$9,239
Political subdivisions and special revenues	13,343	1	794	12,550
Industrial and miscellaneous	336,051	91	26,294	309,848
Loan-backed and structured securities	78,416	256	7,376	71,296

Total bonds	$437,698	$348	$35,113	$402,933

Common stocks unaffiliated	6,560	—	—	6,560
Preferred stocks unaffiliated	6,820	—	—	6,820

Total unaffiliated stocks[1]	$13,380	$—	$—	$13,380

Total bonds and unaffiliated stocks	$451,078	$348	$35,113	$416,313

December 31, 2021
Bonds:
U.S. Government	$8,978	$486	$7	$9,457
Political subdivisions and special revenues	13,719	1,195	22	14,892
Industrial and miscellaneous	281,679	28,845	671	309,853
Loan-backed and structured securities	87,355	4,168	375	91,148

Total bonds	$391,731	$34,694	$1,075	$425,350

Common stocks unaffiliated	6,493	—	—	6,493
Preferred stocks unaffiliated	8,079	—	—	8,079

Total unaffiliated stocks[1]	$14,572	$—	$—	$14,572

Total bonds and unaffiliated stocks	$406,303	$34,694	$1,075	$439,922

1	Excludes affiliated common stocks with a carrying value of $6,768 and $6,678 as of December 31, 2022 and 2021, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $11,990 and $10,207 as of December 31, 2022 and 2021, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$5,786	$5,750
Due after one year through five years	138,869	132,760
Due after five years through ten years	109,635	102,151
Due after ten years	104,992	90,976

Total bonds excluding loan-backed and structured securities	$359,282	$331,637
Loan-backed and structured securities	78,416	71,296

Total bonds	$437,698	$402,933

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S Government	$7,852	$530	$1,388	$119	$9,240	$649
Political subdivisions and special revenues	8,142	775	3,657	19	11,799	794
Industrial and miscellaneous	281,411	21,646	20,303	4,648	301,714	26,294
Loan-backed and structured securities	58,192	5,475	11,278	1,901	69,470	7,376

Total bonds	$355,597	$28,426	$36,626	$6,687	$392,223	$35,113

Preferred stocks unaffiliated	$5,165	$295	$167	$—	$5,332	$295

Total bonds and stocks	$360,762	$28,721	$36,793	$6,687	$397,555	$35,408

December 31, 2021
Bonds:
U.S Government	$595	$7	$—	$—	$595	$7
Political subdivisions and special revenues	—	—	4,016	22	4,016	22
Industrial and miscellaneous	20,341	248	4,251	423	24,592	671
Loan-backed and structured securities	10,723	199	2,387	176	13,110	375

Total bonds	$31,659	$454	$10,654	$621	$42,313	$1,075

Preferred stocks unaffiliated	$167	$—	$—	$—	$167	$—

Total bonds and stocks	$31,826	$454	$10,654	$621	$42,480	$1,075

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2022
Apartment	$612	$—	$612
Industrial	764	—	764
Office	379	—	379
Retail	2,362	—	2,362
Other	237	—	237

Total	$4,354	$—	$4,354

Weighted average ratio	40%	n/a	40%

December 31, 2021
Apartment	$659	$—	$659
Industrial	824	—	824
Office	1,194	—	1,194
Retail	3,024	—	3,024
Other	273	—	273

Total	$5,974	$—	$5,974

Weighted average ratio	43%	n/a	43%

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 21.5% and 17.7%, respectively, in a geographic region in the U.S. and no more than 11.2% and 8.5%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2022 and 2021. The Company’s valuation allowance on mortgage loans was immaterial as of December 31, 2022 and 2021. As of December 31, 2022 and 2021, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments, or any amounts advanced and not included in the mortgage loan portfolio.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Bonds	$16,730	$16,898	$16,847
Preferred stock	429	505	520
Common stock	67	19	76
Mortgage loans	299	415	463
Policy loans	296	293	341
Other	273	3	65

Gross investment income	$18,094	$18,133	$18,312
Interest expense	(218)	(675)	(845)
Investment expenses	(568)	(564)	(609)

Net investment income	$17,308	$16,894	$16,858

There was no investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Gross gains on sales	$143	$1,038	$277
Gross losses on sales	(96)	(460)	(32)

Net realized gains on sales	$47	$578	$245
Other-than-temporary impairments	—	—	(719)

Total net realized capital gains (losses)	$47	$578	$(474)
Tax expense	(81)	(322)	(137)

Net realized capital (losses) gains, net of tax	$(34)	$256	$(611)
Less: Realized gains transferred to the IMR	(18)	(106)	(261)

Net realized capital (losses) gains, net of tax and transfers to the IMR	$(52)	$150	$(872)

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $143 and $96, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $881 and $460, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $277 and $22, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022 and 2021:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2022
Assets
Bonds	$—	$152	$—	$152
Preferred stocks unaffiliated	—	6,820	—	6,820
Common stocks unaffiliated	—	6,560	—	6,560
Separate account assets	8,958,380	—	—	8,958,380

Assets at fair value	$8,958,380	$13,532	$—	$8,971,912

December 31, 2021
Assets
Preferred stocks unaffiliated	$—	$8,079	$—	$8,079
Common stocks unaffiliated	—	6,493	—	6,493
Separate account assets	10,256,187	—	—	10,256,187

Assets at fair value	$10,256,187	$14,572	$—	$10,270,759

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets
Bonds[1]	$9,239	$383,854	$9,688	$402,781	$437,546
Mortgage loans, net of allowance	—	—	4,354	4,354	4,354
Policy loans	—	—	4,592	4,592	4,592
Cash, cash equivalents and short-term investments	40,800	11,400	—	52,200	52,200

Total assets	$50,039	$395,254	$18,634	$463,927	$498,692

December 31, 2021
Assets
Bonds[1]	$9,457	$404,049	$11,844	$425,350	$391,731
Mortgage loans, net of allowance	—	—	5,974	5,974	5,974
Policy loans	—	—	4,872	4,872	4,872
Cash, cash equivalents and short-term investments	95,888	7,723	—	103,611	103,611

Total assets	$105,345	$411,772	$22,690	$539,807	$506,188

Liabilities
FHLB advances	$—	$—	$17,899	$17,899	$17,899

Total liabilities	$—	$—	$17,899	$17,899	$17,899

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Federal Home Loan Bank (“FHLB”) Advances. For FHLB Advances with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$34,113	$54	$34,167
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$34,113	$54	$34,167
Less: Deferred tax assets nonadmitted	20,265	—	20,265

Net admitted deferred tax assets	$13,848	$54	$13,902
Less: Deferred tax liabilities	481	92	573

Net admitted deferred tax assets (liabilities)	$13,367	$(38)	$13,329

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$31,753	$—	$31,753
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$31,753	$—	$31,753
Less: Deferred tax assets nonadmitted	17,376	—	17,376

Net admitted deferred tax assets	$14,377	$—	$14,377
Less: Deferred tax liabilities	945	148	1,093

Net admitted deferred tax assets (liabilities)	$13,432	$(148)	$13,284

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	Change
Adjusted gross deferred tax assets	$34,167	$31,753	$2,414
Total deferred tax liabilities	573	1,093	(520)

Net deferred tax assets	$33,594	$30,660	$2,934
Less: Tax effect of unrealized gains			178

Change in deferred income tax			$2,756

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$16	$16
Adjusted gross deferred tax assets expected to be realized[1]	13,313	—	13,313
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	535	38	573

Admitted deferred tax assets	$13,848	$54	$13,902

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$13,284	$—	$13,284
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	1,093	—	1,093

Admitted deferred tax assets	$14,377	$—	$14,377

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $15,837 and $13,397, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $105,580 and $89,312 as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,598% and 1,486% as of December 31, 2022 and 2021, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2022 and 2021.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$473	$566	$(93)
Deferred acquisition costs	25,615	24,196	1,419
Net operating loss carry-forward	1,294	1,725	(431)
Tax credit carry-forward	6,647	5,170	1,477
Other	84	96	(12)

Subtotal	$34,113	$31,753	$2,360

Nonadmitted	$20,265	$17,376	$2,889

Admitted ordinary deferred tax assets	$13,848	$14,377	$(529)

Capital:
Investments	$54	$—	$54

Subtotal	$54	$—	$54

Nonadmitted	$—	$—	$—

Admitted capital deferred tax assets	$54	$—	$54

Admitted deferred tax assets	$13,902	$14,377	$(475)

Deferred tax liabilities
Ordinary:
Investments	$16	$15	$1
Future policy benefits and claims	465	930	(465)

Subtotal	$481	$945	$(464)

Capital:
Investments	$92	$148	$(56)

Subtotal	$92	$148	$(56)

Deferred tax liabilities	$573	$1,093	$(520)

Net deferred tax assets	$13,329	$13,284	$45

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Current income tax expense (benefit)	$2,038	$2,276	$(1,845)
Change in deferred income tax (without tax on unrealized gains and losses)	(2,756)	(2,071)	(1,235)

Total income tax (benefit) expense reported	$(718)	$205	$(3,080)

Income before income and capital gains (losses) taxes	$19,266	$20,250	$13,256
Federal statutory tax rate	21%	21%	21%

Expected income tax expense at statutory tax rate	$4,046	$4,253	$2,784
Decrease in actual tax reported resulting from:
Dividends received deduction	(1,827)	(3,023)	(3,275)
Amortization of interest maintenance reserve	(138)	(167)	(188)
Tax credits	(2,726)	(926)	(2,314)
Change in reserve valuation basis	—	—	2,219
Loss carryback rate differential	—	—	(409)
Return to accrual adjustment	—	—	(1,927)
Other	(73)	68	30

Total income tax (benefit) expense reported	$(718)	$205	$(3,080)

The Company incurred $82, $320 and $134 in federal income tax expense in 2022, 2021 and 2020, respectively, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in thousands)	Amount	Origination	Expiration
Operating loss carry-forwards	$2,053	2009	2023
Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025
Foreign tax credits	$787	2018	2028
Foreign tax credits	$2,469	2019	2029
Foreign tax credits	$142	2020	2030
Foreign tax credits	$725	2021	2031
Foreign tax credits	$2,525	2022	2032

The Company files a consolidated income tax return with its subsidiary, JNLNY. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1,000,000. For a group of related entities, the $1,000,000 threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is determined to be an applicable corporation, it is an applicable corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act -Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(8)	Federal Home Loan Bank Advances

The Company is a member of the FHLB of Dallas. The Texas Department of Insurance has provided an official order to the Company allowing admitted assets up to $150,000 to be pledged as collateral to secure borrowed funds from FHLB. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings are in the form of advances, thus borrowings follow SSAP No. 15, Debt and Holding Company Obligations. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has a combined $6,560 in membership and excess stock and as part of the agreement, did not purchase or hold any additional amounts in activity stock as of December 31, 2022, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had a combined $5,774 in membership and excess stock and as part of the agreement, purchased and held an additional $719 in activity stock as of December 31, 2021, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had no outstanding advances from the FHLB as of December 31, 2022, and advances of $17,899 as of December 31, 2021, which is reported as borrowed money on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by mortgage-backed securities with carrying values of $18,913 (0.2% of total admitted assets) as of December 31, 2022 and $23,111 (0.2% of total admitted assets) as of December 31, 2021, which are included in bonds on the statutory statements of admitted assets, liabilities, capital and surplus.

(9)	Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $187,859 and $197,153 as of December 31, 2022 and 2021, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $126,256 and $130,706 as of December 31, 2022 and 2021, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds were reduced over time by the corresponding amortization of the IMR and fully amortized to zero by December 31, 2016. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC, Nationwide Mutual Fire Insurance Company and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2022, 2021 and 2020, the Company’s operating expenses allocated under these agreements were $21,366, $23,026 and $20,394, respectively.

The Company had entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulated that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agreed to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulated that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agreed that it will reimburse the costs it incurs to distribute these contracts. Effective November 1, 2022, JNSC completed a merger with Nationwide Investment Services Corporation (“NISC”), with NISC as the surviving company. The Paymaster and Distribution Agreements were terminated with JNSC and existing service agreements with NISC were amended to include the Company. The total amount reimbursed in 2022, 2021 and 2020 under these agreements was $1,191, $1,680 and $1,393, respectively.

Amounts on deposit with NCMC for the benefit of the Company were $11,399 and $7,723 as of December 31, 2022 and 2021, respectively. As of December 31, 2022, amounts on deposit with NCMC were comprised of $9,986 of cash equivalents and $1,413 of short-term investments. As of December 31, 2021, amounts on deposit with NCMC were comprised of $7,332 of cash equivalents and $391 of short-term investments.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2022 was $118,909, and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2022 was $19,237. As of January 1, 2023, the Company had the ability to pay dividends of $11,891 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule I        Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair Value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. government and agencies	$9,888	$9,239	$9,888
Obligations of states and political subdivisions	13,843	12,944	13,843
Public utilities	36,262	33,852	36,262
All other corporate, mortgage-backed and asset-backed securities	377,791	346,899	377,705

Total bonds	$437,784	$402,934	$437,698
Equity Securities:
Common stocks:
Industrial, miscellaneous and all other	6,560	6,560	6,560
Nonredeemable preferred stocks	7,079	6,809	6,820

Total stocks[1]	$13,639	$13,369	$13,380
Mortgage loans	4,354		4,354
Cash, cash equivalents and short-term investments	52,200		52,200
Policy loans[2]	4,861		4,592

Total invested assets	$512,838		$512,224

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $6,768 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $269 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule IV        Reinsurance

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2022
Life insurance in force	$931,832	$(931,832)	$—	$—	—
Life insurance premiums[1]	$12,004	$(12,004)	$—	$—	—

2021
Life insurance in force	$996,707	$(996,707)	$—	$—	—
Life insurance premiums[1]	$12,554	$(12,554)	$—	$—	—

2020
Life insurance in force	$1,077,410	$(1,077,259)	$—	$151	—
Life insurance premiums[1]	$13,273	$(13,273)	$—	$—	—

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2022
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

2021
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

2020
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.